UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22704

CAMBRIA ETF TRUST

(Exact name of registrant as specified in charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company 2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2021

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

Cambria Shareholder Yield ETF (SYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Global Value ETF (GVAL)

Cambria Global Momentum ETF (GMOM)

Cambria Global Asset Allocation ETF (GAA)

Cambria Value and Momentum ETF (VAMO)

Cambria Sovereign Bond ETF (SOVB)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Tail Risk ETF (TAIL)

Cambria Trinity ETF (TRTY)

Cambria Cannabis ETF (TOKE)

Cambria Global Real Estate ETF (BLDG)

Semi-Annual Report

October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be available on the Funds’ website (www.cambriafunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

Cambria Investment Management

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Cambria Investment Management L.P., the Funds’ investment advisor, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (855)-383-4636; and (ii) on the Commission’s website at www.sec.gov.

Cambria Shareholder Yield ETF	Schedule of Investments
October 31, 2020 (Unaudited)

Sector Weightings

Cambria Shareholder Yield ETF

Consumer Discretionary	26.01%
Financial	14.62%
Materials	14.54%
Industrials	12.58%
Information Technology	10.24%
Energy	8.28%
Communication Services	6.32%
Consumer Staples	4.29%
Health Care	3.12%
100.00%

Percentages based on total investments.

	Shares	Value
Common Stocks (97.86%)
Communication Services (6.18%)
Discovery, Inc., Class A(a)(b)	28,120	$569,149
DISH Network Corp.(b)	21,546	549,207
Fox Corp., Class A	24,016	636,904
Fox Corp., Class B	21,736	568,179
Meredith Corp.(a)	34,086	374,946
News Corp., Class A	50,084	657,603
ViacomCBS, Inc., Class B(a)	25,422	726,307
		4,082,295
Consumer Discretionary (25.46%)
Abercrombie & Fitch Co., Class A(a)	44,118	627,358
Brunswick Corp.	11,134	709,347
Buckle, Inc.(a)	33,600	805,056
Dick's Sporting Goods, Inc.(a)	16,758	949,341
Dillard's, Inc., Class A(a)	10,678	477,627
Fiat Chrysler Automobiles NV(a)(b)	73,682	905,552
Foot Locker, Inc.	16,150	595,612
GameStop Corp., Class A(a)(b)	126,046	1,319,702
General Motors Co.(a)	26,372	910,625
Guess?, Inc.(a)	36,670	431,973
Kohl's Corp.(a)	13,680	291,247
Lennar Corp., Class A(a)	8,740	613,810
Marriott Vacations Worldwide Corp.(a)	10,412	1,005,799
Qurate Retail, Inc.	102,182	691,772
Ralph Lauren Corp.(a)	7,226	483,058
Rent-A-Center, Inc., Class A	37,696	1,164,806
Shoe Carnival, Inc.	20,824	645,128
Stamps.com, Inc.(b)	4,884	1,090,304
Toll Brothers, Inc.	32,110	1,357,611

	Shares	Value
Consumer Discretionary (continued)
Whirlpool Corp.(a)	6,688	$1,237,012
Wyndham Destinations, Inc.	15,010	489,776
		16,802,516
Consumer Staples (4.20%)
Cal-Maine Foods, Inc.(a)(b)	14,402	552,317
Nu Skin Enterprises, Inc., Class A	25,004	1,233,947
Tyson Foods, Inc., Class A	9,728	556,733
Walgreens Boots Alliance, Inc.	12,540	426,862
		2,769,859
Energy (8.10%)
Arch Resources, Inc., Class A	9,158	279,777
Baker Hughes Co.	38,950	575,291
Chevron Corp.	5,472	380,304
ConocoPhillips	11,780	337,144
CVR Energy, Inc.	27,512	302,907
Halliburton Co.(a)	88,122	1,062,751
Helmerich & Payne, Inc.(a)	31,996	475,781
HollyFrontier Corp.(a)	23,940	443,129
Murphy Oil Corp.(a)	86,146	665,047
Schlumberger NV	34,352	513,219
Valero Energy Corp.	8,057	311,081
		5,346,431
Financials (14.30%)
Aflac, Inc.	13,119	445,390
Allstate Corp.	6,319	560,811
Ameriprise Financial, Inc.(a)	4,602	740,140
Assured Guaranty, Ltd.	15,208	388,260
CIT Group, Inc.	15,010	442,045
Citizens Financial Group, Inc.	19,191	522,955
Discover Financial Services	8,322	541,013
Franklin Resources, Inc.(a)	23,674	443,888
JPMorgan Chase & Co.	5,780	566,671
Lincoln National Corp.	11,172	392,137
M&T Bank Corp.(a)	4,294	444,773
MetLife, Inc.	14,364	543,677
PNC Financial Services Group, Inc.	4,826	539,933
Synchrony Financial(a)	20,265	507,030
Unum Group(a)	22,952	405,332
US Bancorp	12,274	478,072
Voya Financial, Inc.	12,388	593,757
Waddell & Reed Financial, Inc., Class A(a)	39,030	599,111
Wells Fargo & Co.	13,338	286,100
		9,441,095

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	1

Cambria Shareholder Yield ETF	Schedule of Investments
October 31, 2020 (Unaudited)

	Shares	Value
Health Care (3.06%)
Biogen, Inc.(b)	2,584	$651,349
McKesson Corp.(a)	5,054	745,415
Universal Health Services, Inc., Class B	5,662	620,272
		2,017,036
Industrials (12.31%)
AerCap Holdings NV(a)(b)	27,588	685,010
Copa Holdings SA, Class A(a)	13,300	655,424
Cummins, Inc.	4,229	929,915
Delta Air Lines, Inc.	11,603	355,516
Eaton Corp. PLC(a)	8,213	852,427
Howmet Aerospace, Inc.	36,594	631,246
MSC Industrial Direct Co., Inc., Class A(a)	10,412	725,300
nVent Electric PLC(a)	33,934	612,509
Regal Beloit Corp.	7,220	712,253
Schneider National, Inc., Class B	25,346	559,133
United Airlines Holdings, Inc.(a)(b)	18,088	612,460
Werner Enterprises, Inc.(a)	20,976	797,507
		8,128,700
Information Technology (10.02%)
Apple, Inc.(a)	12,504	1,361,185
Arrow Electronics, Inc.(a)(b)	8,550	665,960
Hewlett Packard Enterprise Co.	45,683	394,701
HP, Inc.	36,708	659,276
Intel Corp.	13,376	592,289
Juniper Networks, Inc.(a)	29,374	579,255
Micron Technology, Inc.(b)	13,984	703,955
Vishay Intertechnology, Inc.(a)	42,978	697,103
Western Union Co.	29,531	574,083
Xerox Holdings Corp.	22,348	388,408
		6,616,215
Materials (14.23%)
Cabot Corp.(a)	16,530	628,305
Domtar Corp.	23,978	572,595
DuPont de Nemours, Inc.	15,884	903,482
Element Solutions, Inc.(b)	60,496	709,013
Huntsman Corp.(a)	35,796	869,485
International Paper Co.	16,340	714,875
Louisiana-Pacific Corp.	27,095	774,375
LyondellBasell Industries NV, Class A(a)	7,676	525,422
Olin Corp.(a)	35,834	593,053
Reliance Steel & Aluminum Co.	6,194	675,084
Steel Dynamics, Inc.	23,104	727,314

	Shares	Value
Materials (continued)
Trinseo SA(a)	26,714	$850,039
Worthington Industries, Inc.	17,252	848,971
		9,392,013
Total Common Stocks
(Cost $66,300,577)		64,596,160

	Shares	Value
Short-Term Investment (31.22%)
Fidelity Investments Money Market
Treasury Portfolio Institutional
Class, 0.01%(c)(d)	20,610,775	$20,610,775

Total Short-Term Investment
(Cost $20,610,775)		20,610,775

Total Investments (129.08%)
(Cost $86,911,352)		$85,206,935

Liabilities Less Other Assets (-29.08%)		(19,196,885)

Net Assets (100.00%)		$66,010,050

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $19,973,845.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day effective yield as of October 31, 2020.
(d)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of October 31, 2020 was $20,610,775.

Investment Abbreviations:

PLC - Public Limited Company

As of October 31, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

2	www.cambriafunds.com

Cambria Shareholder Yield ETF	Schedule of Investments
October 31, 2020 (Unaudited)

For the period ended October 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	3

Cambria Foreign Shareholder Yield ETF	Schedule of Investments
October 31, 2020 (Unaudited)

Sector Weightings
Cambria Foreign Shareholder Yield ETF
Materials	27.04%
Financial	19.61%
Consumer Discretionary	11.73%
Communication Services	11.15%
Energy	8.82%
Industrials	7.20%
Consumer Staples	4.73%
Utilities	3.46%
Information Technology	2.44%
Other	1.86%
Real Estate	1.14%
Health Care	0.82%
100.00%

Percentages based on total investments.

	Shares	Value
Common Stocks (97.26%)
Australia (5.26%)
AGL Energy, Ltd.	14,552	$127,653
Alumina, Ltd.	91,545	92,338
BHP Group, Ltd.	8,296	196,979
Fortescue Metals Group, Ltd.	20,162	246,165
South32, Ltd.	153,578	219,138
		882,273
Belgium (3.18%)
Ageas SA	4,980	200,388
Euronav NV	21,641	157,904
Solvay SA	2,159	175,258
		533,550
Canada (14.23%)
Canadian Natural Resources, Ltd.	6,800	108,204
Canadian Western Bank(a)	6,800	125,047
Crescent Point Energy Corp.	78,200	97,434
Great-West Lifeco, Inc.(a)	5,961	121,475
Imperial Oil, Ltd.(a)	8,500	113,053
Labrador Iron Ore Royalty Corp.	9,940	182,715
Magna International, Inc.	5,168	263,889
Methanex Corp.(a)	3,400	100,803
Norbord, Inc.(a)	5,100	167,550
Seven Generations Energy, Ltd.(b)	52,700	186,703
Sun Life Financial, Inc.	3,400	135,280
Suncor Energy, Inc.	6,800	76,712
Teck Resources, Ltd.(a)(b)	13,600	178,741

	Shares	Value
Canada (continued)
TORC Oil & Gas, Ltd.	95,200	$98,608
Tourmaline Oil Corp.	15,300	198,212
TransAlta Corp.(a)	22,100	131,044
Whitecap Resources, Inc.(a)	56,100	102,322
		2,387,792

Denmark (1.24%)
Scandinavian Tobacco Group A/S(c)(d)	14,705	207,853

Finland (4.66%)
Nokian Renkaat Oyj(a)	7,565	232,510
Sampo Oyj(b)	4,743	178,975
Stora Enso Oyj(a)	16,422	240,930
UPM-Kymmene Oyj	4,573	129,207
		781,622
France (1.64%)
Casino Guichard Perrachon SA(a)(b)	3,129	70,424
Rexel SA(b)	19,397	203,948
		274,372
Germany (3.63%)
DWS Group GmbH & Co. KGaA(b)(c)	3,791	128,724
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,231	287,883
TUI AG(b)	19,912	78,013
United Internet AG	3,281	115,018
		609,638
Great Britain (16.71%)
Anglo American PLC	4,692	110,094
Aviva PLC	43,129	143,875
Barratt Developments PLC(b)	30,413	190,106
Berkeley Group Holdings PLC	2,414	126,877
Direct Line Insurance Group PLC	38,163	130,275
Hastings Group Holdings PLC(c)	58,327	188,454
HSBC Holdings PLC	23,070	96,999
Inchcape PLC(b)	27,557	177,002
Legal & General Group PLC	51,654	123,664
Man Group PLC	116,892	162,867
Mondi PLC	8,891	168,513
Quilter PLC(c)	78,285	123,934
Redrow PLC(b)	23,001	123,840
Rio Tinto PLC	4,630	261,341
Royal Mail PLC	34,372	101,081
Standard Life Aberdeen PLC	49,929	145,214
Tate & Lyle PLC	22,253	171,589

The accompanying notes are an integral part of the financial statements.

4	www.cambriafunds.com

Cambria Foreign Shareholder Yield ETF	Schedule of Investments
October 31, 2020 (Unaudited)

	Shares	Value
Great Britain (continued)
Vodafone Group PLC	86,227	$115,059
WPP PLC	17,884	142,859
		2,803,643
Hong Kong (8.53%)
China Resources Cement Holdings, Ltd.	110,500	144,245
China Resources Power Holdings Co., Ltd.	117,300	121,953
Kingboard Laminates Holdings, Ltd.	132,600	211,065
Kunlun Energy Co., Ltd.	287,300	185,295
New World Development Co., Ltd.	39,100	186,107
Nine Dragons Paper Holdings, Ltd.	153,000	203,276
Shandong Chenming Paper Holdings, Ltd.	216,750	86,113
Shougang Fushan Resources Group, Ltd.	1,258,000	293,709
		1,431,763
Italy (1.45%)
Eni SpA	16,116	112,823
UnipolSai Assicurazioni SpA	56,542	131,308
		244,131
Japan (21.94%)
Amada Co., Ltd.	17,000	146,951
Bridgestone Corp.	5,100	165,137
Concordia Financial Group, Ltd.	51,000	167,085
Ebara Corp.	6,800	187,642
GungHo Online Entertainment, Inc.	10,200	251,651
Japan Tobacco, Inc.	8,500	159,941
Kaken Pharmaceutical Co., Ltd.	3,400	133,311
KDDI Corp.	10,200	272,062
Kurabo Industries, Ltd.	6,800	121,782
Mitsubishi Gas Chemical Co., Inc.	13,600	245,903
Mixi, Inc.	8,500	233,091
Nikon Corp.	15,300	91,921
Nippon Carbon Co., Ltd.	5,100	176,584
Nippon Light Metal Holdings Co., Ltd.	10,030	157,403
Nitto Denko Corp.	3,400	237,394
NSK, Ltd.	23,800	188,454
NTT DOCOMO, Inc.	5,100	189,347
Ube Industries, Ltd.	10,200	174,100
Ushio, Inc.	15,300	170,252
Z Holdings Corp.	30,600	211,931
		3,681,942

	Shares	Value
Luxembourg (0.77%)
APERAM SA	4,811	$129,320

Netherlands (3.72%)
ASR Nederland NV	5,268	160,133
Koninklijke Ahold Delhaize NV	5,933	163,003
NN Group NV	5,746	200,360
Royal Dutch Shell PLC, Class A	8,109	101,418
		624,914

Norway (1.54%)
Telenor ASA	8,588	132,418
Yara International ASA	3,621	126,116
		258,534

Singapore (1.12%)
UMS Holdings, Ltd.	272,000	187,181

Spain (0.53%)
Repsol SA	14,229	88,493

Sweden (2.77%)
Betsson AB	40,868	311,847
Telia Co. AB(a)	39,751	152,421
		464,268

Switzerland (4.34%)
Glencore PLC(b)	72,386	146,197
LafargeHolcim, Ltd.	4,165	178,737
Swatch Group AG	3,808	155,485
Zurich Insurance Group AG	748	247,987
		728,406
Total Common Stocks
(Cost $18,171,787)		16,319,695

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	5

Cambria Foreign Shareholder Yield ETF	Schedule of Investments
October 31, 2020 (Unaudited)

	Shares	Value
Short-Term Investment (6.86%)
Fidelity Investments Money Market
Treasury Portfolio Institutional
Class, 0.01%(e)(f)	1,151,414	$1,151,414

Total Short-Term Investment
(Cost $1,151,414)		1,151,414

Total Investments (104.12%)
(Cost $19,323,201)		$17,471,109

Liabilities Less Other Assets (-4.12%)		(691,240)

Net Assets (100.00%)		$16,779,869
Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $1,108,436.
(b)	Non-income producing security.
(c)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of October 31, 2020, these securities had a total aggregate market value of $648,965, which represented approximately 3.87% of net assets.
(d)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of October 31, 2020, the aggregate market value of those securities was $648,695 representing 3.87% of the Fund's net assets.
(e)	Rate shown is the 7-day effective yield as of October 31, 2020.
(f)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of October 31, 2020 was $1,151,414.

Investment Abbreviations:

PLC - Public Limited Company

As of October 31, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

6	www.cambriafunds.com

Cambria Global Value ETF	Schedule of Investments
October 31, 2020 (Unaudited)

Sector Weightings

Cambria Global Value ETF

Financial	23.20%
Utilities	18.65%
Materials	16.03%
Other	9.16%
Energy	7.92%
Industrials	7.71%
Consumer Staples	7.18%
Communication Services	4.21%
Consumer Discretionary	3.26%
Real Estate	2.68%
100.00%

Percentages based on total investments.

	Shares	Value
Common Stocks (88.49%)
Austria (8.23%)
BAWAG Group AG(a)(b)(c)	33,915	$1,240,268
Erste Group Bank AG(a)	21,594	442,126
Erste Group Bank AG(a)(d)	26,916	549,334
IMMOFINANZ AG(a)	50,190	672,216
Raiffeisen Bank International AG(a)	53,340	766,588
UNIQA Insurance Group AG	127,470	717,050
Voestalpine AG	42,630	1,184,125
Wienerberger AG	53,130	1,340,270
		6,911,977
Chile (7.77%)
Banco de Credito e Inversiones SA	27,469	859,673
CAP SA	196,455	1,620,824
Cencosud SA	765,660	1,064,379
Cia Cervecerias Unidas SA	123,585	687,205
Colbun SA	6,279,630	947,669
Empresa Nacional de Telecomunicaciones SA	173,670	978,890
Latam Airlines Group SA(a)	245,910	370,375
		6,529,015
Czech Republic (8.61%)
CEZ AS	98,910	1,868,595
Komercni banka as(a)	62,580	1,267,847
Moneta Money Bank AS(b)(c)	571,935	1,295,613
PFNonwovens SA(a)	43,155	1,398,148
Philip Morris CR AS	2,415	1,399,683
		7,229,886

	Shares	Value
Greece (8.11%)
FF Group(a)(e)(f)	25,407	$0
Hellenic Petroleum SA	130,935	640,470
Hellenic Telecommunications Organization SA	89,250	1,187,048
JUMBO SA	50,675	708,221
Karelia Tobacco Co. Inc SA	4,482	1,325,866
Motor Oil Hellas Corinth Refineries SA	97,020	903,952
Mytilineos SA	86,940	949,765
Public Power Corp. SA(a)	195,195	1,091,199
		6,806,521
Italy (8.57%)
Atlantia SpA(a)	44,052	674,917
Enel SpA	247,065	1,966,438
Eni SpA	70,878	496,195
Intesa Sanpaolo SpA(a)	475,107	785,509
Telecom Italia SpA	2,111,997	716,765
UniCredit SpA(a)	85,925	640,562
Unipol Gruppo SpA(a)	239,604	872,880
UnipolSai Assicurazioni SpA	448,064	1,040,541
		7,193,807
Poland (7.53%)
Alior Bank SA(a)(d)	200,130	573,049
Bank Polska Kasa Opieki SA(a)	37,695	402,508
Eurocash SA(a)	136,605	400,988
Grupa Lotos SA	60,931	429,131
Jastrzebska Spolka Weglowa SA(a)	221,655	850,538
KGHM Polska Miedz SA(a)	40,425	1,206,541
PGE Polska Grupa Energetyczna SA(a)	442,785	504,461
Polski Koncern Naftowy ORLEN SA	42,105	405,244
Powszechna Kasa Oszczednosci Bank Polski SA(a)	109,095	522,381
Santander Bank Polska SA(a)	10,815	336,039
Tauron Polska Energia SA(a)	1,575,445	690,496
		6,321,376
Portugal (8.27%)
Altri SGPS SA	53,683	207,197
Corticeira Amorim SGPS SA	136,127	1,563,202
Energias de Portugal SA	339,814	1,674,869
Galp Energia SGPS SA	95,292	771,765
Jeronimo Martins SGPS SA	31,342	497,892
Mota-Engil SGPS SA(a)(d)	185,850	237,662
Navigator Co. SA	255,465	562,622
NOS SGPS SA	158,025	542,559

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	7

Cambria Global Value ETF	Schedule of Investments
October 31, 2020 (Unaudited)

	Shares	Value
Portugal (continued)
REN - Redes Energeticas Nacionais SGPS SA	77,949	$204,716
Semapa-Sociedade de Investimento e Gestao	91,245	685,429
		6,947,913
Russia (7.79%)
Alrosa PJSC	1,275,120	1,146,334
Gazprom Neft PJSC	338,100	1,163,760
Gazprom PJSC	376,635	734,840
Rosneft Oil Co. PJSC	199,920	883,542
Sberbank of Russia PJSC	290,375	734,785
Severstal PAO	83,790	1,145,835
Unipro PJSC	22,637,580	736,599
		6,545,695
Singapore (7.50%)
CapitaLand, Ltd.	409,500	770,464
City Developments, Ltd.	157,500	731,030
ComfortDelGro Corp., Ltd.	567,000	560,379
Golden Agri-Resources, Ltd.	4,356,082	449,656
Jardine Cycle & Carriage, Ltd.	42,000	546,081
Oversea-Chinese Banking Corp., Ltd.	126,000	776,690
SATS, Ltd.	283,500	618,492
Sembcorp Industries, Ltd.	472,500	546,543
Sembcorp Marine, Ltd.(a)	2,320,450	203,854
Singapore Airlines, Ltd.	147,000	364,823
United Overseas Bank, Ltd.	52,500	729,877
		6,297,889
Spain (8.93%)
Acciona SA	6,738	680,368
Banco Bilbao Vizcaya Argentaria SA	108,933	312,350
Banco Santander SA(a)	151,313	301,488
CaixaBank SA	217,708	396,049
Enagas SA	35,726	770,999
Endesa SA	42,222	1,131,487
Ferrovial SA	24,373	527,268
Iberdrola SA	161,001	1,898,530
Mapfre SA	333,949	503,279
Naturgy Energy Group SA	52,427	973,889
		7,495,707
Turkey (7.18%)
Akbank T.A.S.(a)	884,863	503,705
Eregli Demir ve Celik Fabrikalari TAS	635,762	723,052
Haci Omer Sabanci Holding AS	636,480	625,125
KOC Holding AS	339,306	573,372
Petkim Petrokimya Holding AS(a)	1,551,560	761,013

	Shares	Value
Turkey (continued)
Turkiye Halk Bankasi AS(a)	916,450	$514,030
Turkiye Is Bankasi AS, Class C(a)	959,855	585,340
Turkiye Sise ve Cam Fabrikalari AS	875,702	640,617
Turkiye Vakiflar Bankasi TAO, Class D(a)	929,160	422,472
Yapi ve Kredi Bankasi AS(a)	2,640,688	677,544
		6,026,270
Total Common Stocks
(Cost $107,603,323)		74,306,056

Exchange Traded Funds (8.20%)
United States (8.20%)
Equity ETF (8.20%)
iShares® MSCI Colombia ETF	845,350	6,881,149

Total Exchange Traded Funds
(Cost $6,671,571)		6,881,149

	Shares	Value
Short-Term Investment (1.05%)
Fidelity Investments Money Market
Treasury Portfolio Institutional
Class, 0.01%(g)(h)	879,455	$879,455

Total Short-Term Investment
(Cost $879,455)		879,455

Total Investments (97.74%)
(Cost $115,154,349)		$82,066,660

Other Assets Less Liabilities (2.26%)
		1,900,011
Net Assets (100.00%)

Percentages based on Net Assets.		$83,966,671

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

8	www.cambriafunds.com

Cambria Global Value ETF	Schedule of Investments
October 31, 2020 (Unaudited)

(b)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of October 31, 2020, these securities had a total aggregate market value of $2,535,881, which represented approximately 3.02% of net assets.
(c)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of October 31, 2020, the aggregate market value of those securities was $2,535,881 representing 3.02% of the Fund's net assets.
(d)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $816,812.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	These securities are considered to be illiquid. The aggregate value of these securities at October 31, 2020 was $0, which represent 0.00% of the Fund's Net Assets.
(g)	Rate shown is the 7-day effective yield as of October 31, 2020.
(h)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of October 31, 2020 was $879,455.

Investment Abbreviations:

ETF- Exchange Traded Fund

PJSC - Private Joint Stock Company

Cambria Global Value ETF

		Level 2 -
	Level 1 -	Other	Level 3 -
Investments in	Quoted and	Significant	Significant
Securities at	Unadjusted	Observable	Unobservable
Value	Prices	Inputs	Inputs(1)	Total
Common Stocks
Austria	$6,911,977	–	$–	6,911,977
Chile	6,529,015	–	–	6,529,015
Czech Republic	7,229,886	–	–	7,229,886
Greece	6,806,521	–	–	6,806,521
Italy	7,193,807	–	–	7,193,807
Poland	6,321,376	–	–	6,321,376
Portugal	6,947,913	–	–	6,947,913
Russia	6,545,695	–	–	6,545,695
Singapore	6,297,889	–	–	6,297,889
Spain	7,495,707	–	–	7,495,707
Turkey	6,026,270	–	–	6,026,270

Exchange Traded Funds United States	6,881,149	–	–	6,881,149
Short-Term Investment	879,455	–	–	879,455
Total	$82,066,660	$–	$–	$82,066,660

For the period ended October 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

(1)	Included in Level 3 is one security with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	9

Cambria Global Momentum ETF	Schedule of Investments
October 31, 2020 (Unaudited)

Sector Weightings
Cambria Global Momentum ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments.

	Shares	Value
Exchange Traded Funds (98.76%)
United States (98.76%)
Affiliated ETF (12.00%)
Cambria Shareholder Yield ETF*	102,140	$3,548,343
Cambria Sovereign Bond ETF*	139,448	3,409,504
		6,957,847
Equity ETF (66.02%)
iShares® Global Consumer Discretionary ETF(a)	27,585	3,676,805
iShares® Global Healthcare ETF(a)	64,844	4,425,603
iShares® Global Materials ETF(a)	71,050	4,828,558
iShares® Global Tech ETF(a)	17,836	4,468,810
iShares® MSCI Global Gold Miners ETF	162,129	5,058,425
Invesco DB Base Metals Fund	246,655	3,845,351
Invesco DB Precious Metals Fund	99,000	5,082,660
Schwab US TIPS ETF	55,491	3,387,725
SPDR® Portfolio TIPS ETF	114,292	3,487,049
		38,260,986
Fixed Income ETF (20.74%)
iShares® 20+ Year Treasury Bond ETF(a)	26,852	4,231,070
iShares® 7-10 Year Treasury Bond ETF	29,401	3,529,884
Vanguard® Long-Term Bond ETF	38,876	4,256,533
		12,017,487
Total Exchange Traded Funds
(Cost $54,632,436)		57,236,320

	Shares	Value
Short-Term Investment (8.65%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(b)(c)	5,012,426	$5,012,426

Total Short-Term Investment
(Cost $5,012,426)		5,012,426

Total Investments (107.41%)
(Cost $59,644,862)		$62,248,746

Liabilities Less Other Assets (-7.41%)		(4,295,724)

Net Assets (100.00%)		$57,953,022

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.

(a)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $4,889,417.
(b)	Rate shown is the 7-day effective yield as of October 31, 2020.
(c)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of October 31, 2020 was $5,012,426.

Investment Abbreviations:

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

The accompanying notes are an integral part of the financial statements.

10	www.cambriafunds.com

Cambria Global Momentum ETF	Schedule of Investments
October 31, 2020 (Unaudited)

Transactions with affiliated companies for the six months ended October 31, 2020 are as follows:

				Change in
				Unrealized		Value at	Shares at
	Value at	Purchases	Proceeds	Appreciation/	Realized	October 31,	October 31,	Dividend
Security Name	April 30, 2020	at Cost	from Sales	(Depreciation)	Gain/(Loss)	2020	2020	Income
Cambria Shareholder Yield ETF	$–	$4,479,350	$(748,968)	$(171,943)	$(10,096)	$3,548,343	102,140	$16,919
Cambria Sovereign Bond ETF	4,126,597	248,100	(1,262,386)	329,302	(32,109)	3,409,504	139,448	23,262
Cambria Tail Risk ETF	5,158,782	–	(4,911,879)	(307,694)	60,791	–	–	2,922
	$9,285,379	$4,727,450	$(6,923,233)	$(150,335)	$18,586	$6,957,847	241,588	$43,103

As of October 31, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	11

Cambria Global Asset Allocation ETF	Schedule of Investments
October 31, 2020 (Unaudited)

Sector Weightings
Cambria Global Asset Allocation ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments.

	Shares	Value
Exchange Traded Funds (96.35%)
United States (96.35%)
Affiliated ETF (38.79%)
Cambria Emerging Shareholder Yield ETF*	150,274	$4,220,505
Cambria Foreign Shareholder Yield ETF*	90,379	1,780,466
Cambria Global Real Estate ETF(a)*	92,362	2,296,046
Cambria Global Value ETF*	126,033	1,998,883
Cambria Shareholder Yield ETF*	86,916	3,019,462
Cambria Sovereign Bond ETF*	143,527	3,509,235
Cambria Value and Momentum ETF*	54,450	960,863
		17,785,460
Equity ETF (20.10%)
Alpha Architect International Quantitative Momentum ETF(a)	37,244	1,047,554
Alpha Architect US Quantitative Momentum ETF(b)	44,780	1,800,604
Schwab US TIPS ETF	24,640	1,504,272
Vanguard® Intermediate-Term Government Bond ETF	27,708	1,938,452
Vanguard® Long-Term Treasury ETF	19,404	1,867,441
Vanguard® Total Stock Market ETF(a)	6,342	1,059,051
		9,217,374
Fixed Income ETF (28.91%)
iShares® Short Treasury Bond ETF(a)	7,919	876,633
SPDR® FTSE International Government Inflation-Protected Bond ETF(a)	25,133	1,360,701
VanEck Vectors Emerging Markets High Yield Bond ETF(a)	78,138	1,766,700
VanEck Vectors International High Yield Bond ETF	37,272	903,100
Vanguard® Intermediate-Term Corporate Bond ETF	15,860	1,513,996
Vanguard® Short-Term Corporate Bond ETF	11,222	928,957

	Shares	Value
Fixed Income ETF (continued)
Vanguard® Total Bond Market ETF	41,177	$3,606,282
Vanguard® Total International Bond ETF	39,449	2,301,455
		13,257,824
Multi-Asset ETF (8.55%)
Alpha Architect Value Momentum Trend ETF	36,368	850,175
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	231,971	3,068,976
		3,919,151
Total Exchange Traded Funds
(Cost $46,296,542)		44,179,809

	Shares	Value
Short-Term Investment (5.78%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	2,652,477	$2,652,477

Total Short-Term Investment
(Cost $2,652,477)		2,652,477

Total Investments (102.13%)
(Cost $48,949,019)		$46,832,286

Liabilities Less Other Assets (-2.13%)		(978,118)

Net Assets (100.00%)		$45,854,168

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $2,586,909.
(b)	Investment is or was considered to be an affiliate during the reporting period by virtue of the Fund owning at least 5% of shares of the issuer.

The accompanying notes are an integral part of the financial statements.

12	www.cambriafunds.com

Cambria Global Asset Allocation ETF	Schedule of Investments
October 31, 2020 (Unaudited)

(c)	Rate shown is the 7-day effective yield as of October 31, 2020.
(d)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of October 31, 2020 was $2,652,477.

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies for the six months ended October 31, 2020 are as follows:

				Change in
				Unrealized		Value at	Share at
	Value at	Purchases	Proceeds	Appreciation/	Realized	October 31,	October 31,	Dividend
Security Name	April 30, 2020	at Cost	from Sales	(Depreciation)	Gain/(Loss)	2020	2020	Income
Cambria Emerging Shareholder Yield ETF	$4,325,986	$–	$(688,195)	$539,559	$43,155	$4,220,505	150,274	$135,958
Cambria Foreign Shareholder Yield ETF	1,860,260	–	(290,898)	296,649	(85,545)	1,780,466	90,379	39,492
Cambria Global Real Estate ETF	–	2,379,465	(68,200)	(17,345)	2,126	2,296,046	92,362	–
Cambria Global Value ETF	2,397,560	–	(365,652)	19,274	(52,299)	1,998,883	126,033	36,379
Cambria Shareholder Yield ETF	2,880,265	1,044,610	(1,496,772)	675,500	(84,141)	3,019,462	86,916	44,860
Cambria Sovereign Bond ETF	3,829,933	–	(598,559)	361,910	(84,049)	3,509,235	143,527	22,577
Cambria Value and Momentum ETF	1,030,966	–	(155,808)	76,243	9,462	960,863	54,450	6,723
	$16,324,970	$3,424,075	$(3,664,084)	$1,951,790	$(251,291)	$17,785,460	743,941	$285,989

Investments no longer affiliated as of October 31, 2020
Alpha Architect US Quantitative Momentum ETF	$2,802,605	$–	$(1,850,719)	$33,714	$815,004	$1,800,604	44,780	$–
	$2,802,605	$–	$(1,850,719)	$33,714	$815,004	$1,800,604	44,780	$–
Grand Total	$19,127,575	$3,424,075	$(5,514,803)	$1,985,504	$563,713	$19,586,064	$788,721	$285,989

As of October 31, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	13

Cambria Value and Momentum ETF	Schedule of Investments
October 31, 2020 (Unaudited)

Sector Weightings
Cambria Value and Momentum ETF
Consumer Discretionary	24.32%
Industrials	23.42%
Energy	11.65%
Financial	10.27%
Health Care	9.75%
Information Technology	7.16%
Materials	5.67%
Consumer Staples	5.05%
Communication Services	2.71%
100.00%

Percentages based on total investments.

	Shares	Value
Common Stocks (86.62%)
Communication Services (2.35%)
Bandwidth, Inc., Class A(a)(b)	590	$94,609
Eros STX Global Corp.(a)(b)	24,303	46,662
Tribune Publishing Co.(a)	7,810	89,503
		230,774
Consumer Discretionary (21.07%)
Big Lots, Inc.	2,260	107,576
Buckle, Inc.(a)	3,190	76,432
Camping World Holdings, Inc., Class A(a)	2,731	72,208
Haverty Furniture Cos., Inc.	2,849	71,282
Lennar Corp., Class A(a)	1,656	116,301
Lennar Corp., Class B	1,657	94,267
MDC Holdings, Inc.	2,554	111,150
Meritage Homes Corp.(a)(b)	1,623	141,347
Nautilus, Inc.(b)	9,128	197,986
Overstock.com, Inc.(a)(b)	1,395	78,259
PetMed Express, Inc.(a)	2,162	63,952
PulteGroup, Inc.	2,546	103,775
Rent-A-Center, Inc., Class A	4,822	149,000
Stamps.com, Inc.(a)(b)	599	133,721
Target Corp.(a)	877	133,497
Thor Industries, Inc.	666	56,330
TopBuild Corp.(a)(b)	920	140,953
TravelCenters of America, Inc.(b)	3,201	76,184
Winnebago Industries, Inc.	1,077	50,565
XPEL, Inc.(b)(c)	3,787	93,842
		2,068,627

	Shares	Value
Consumer Staples (4.37%)
Central Garden & Pet Co., Class A(b)	2,459	$87,024
Nu Skin Enterprises, Inc., Class A	1,210	59,713
Rite Aid Corp.(a)(b)	5,720	52,281
SpartanNash Co.(a)	5,044	92,860
United Natural Foods, Inc.(a)(b)	4,371	63,685
Weis Markets, Inc.(a)	1,616	73,383
		428,946
Energy (10.09%)
Antero Resources Corp.(a)(b)	25,867	87,948
Bonanza Creek Energy, Inc.(a)(b)	4,616	81,749
CNX Resources Corp.(a)(b)	9,103	88,299
DHT Holdings, Inc.	8,371	40,264
EQT Corp.	4,367	66,116
Green Plains, Inc.(a)(b)	4,257	64,281
Matador Resources Co.(b)	7,408	52,375
Nordic American Tankers, Ltd.(a)	15,879	46,208
Ovintiv, Inc.(a)	7,288	67,050
Pacific Ethanol, Inc.(b)	10,769	65,583
Range Resources Corp.(a)	12,633	83,125
Renewable Energy Group, Inc.(a)(b)	3,057	172,415
Southwestern Energy Co.(a)(b)	28,264	75,465
		990,878
Financials (8.90%)
AMERISAFE, Inc.	946	55,795
Cannae Holdings, Inc.(b)	2,585	95,593
Green Dot Corp., Class A(b)	1,287	68,623
Morgan Stanley	1,274	61,343
Mr Cooper Group, Inc.(b)	5,777	121,779
National General Holdings Corp.	1,870	63,524
Open Lending Corp.(b)	2,871	74,531
PennyMac Financial Services, Inc.	1,853	94,170
Progressive Corp.	660	60,654
Stewart Information Services Corp.	1,463	62,017
SuRo Capital Corp.(a)	5,093	41,966
SVB Financial Group(b)	253	73,547
		873,542
Health Care (8.44%)
Cigna Corp.	385	64,283
Corcept Therapeutics, Inc.(a)(b)	5,533	92,844
CVS Health Corp.	924	51,827
Humana, Inc.	231	92,234
Jounce Therapeutics, Inc.(b)	6,732	56,010
McKesson Corp.(a)	418	61,651
Molina Healthcare, Inc.(b)	341	63,586

The accompanying notes are an integral part of the financial statements.

14	www.cambriafunds.com

Cambria Value and Momentum ETF	Schedule of Investments
October 31, 2020 (Unaudited)

	Shares	Value
Health Care (continued)
Owens & Minor, Inc.	5,967	$149,891
United Therapeutics Corp.(b)	643	86,310
XBiotech, Inc.(a)(b)	6,459	110,514
		829,150
Industrials (20.29%)
ArcBest Corp.	1,991	60,765
Arcosa, Inc.	2,227	102,821
Argan, Inc.(a)	1,749	72,041
Astec Industries, Inc.(a)	1,677	85,192
Atlas Air Worldwide Holdings, Inc.(a)(b)	1,886	111,576
BMC Stock Holdings, Inc.(b)	3,855	152,619
Builders FirstSource, Inc.(a)(b)	4,335	131,350
Comfort Systems USA, Inc.(a)	1,199	54,914
Construction Partners, Inc., Class A(a)(b)	4,978	101,452
Cummins, Inc.	597	131,274
Gibraltar Industries, Inc.(a)(b)	1,364	78,362
Hub Group, Inc., Class A(b)	1,313	65,821
Kornit Digital, Ltd.(a)(b)	1,571	105,760
Marten Transport, Ltd.	4,643	71,247
Nikola Corp.(b)	1,903	34,844
Quanta Services, Inc.(a)	2,105	131,415
Regal Beloit Corp.	627	61,853
Saia, Inc.(a)(b)	927	136,881
Schneider National, Inc., Class B	3,311	73,041
UFP Industries, Inc.(a)	2,227	111,150
Werner Enterprises, Inc.(a)	1,573	59,805
YRC Worldwide, Inc.(a)(b)	14,696	57,608
		1,991,791
Information Technology (6.20%)
Amkor Technology, Inc.(a)(b)	6,349	75,236
Diodes, Inc.(b)	1,529	88,422
ManTech International Corp., Class A	781	50,671
Micron Technology, Inc.(a)(b)	1,821	91,669
NortonLifeLock, Inc.	2,992	61,546
Super Micro Computer, Inc.(b)	2,926	66,479
Ultra Clean Holdings, Inc.(b)	5,269	112,177
VirnetX Holding Corp.	11,323	62,729
		608,929
Materials (4.91%)
Boise Cascade Co.	2,288	87,813
Commercial Metals Co.(a)	4,741	97,902
Hecla Mining Co.(a)	25,184	115,343

	Shares	Value
Materials (continued)
Reliance Steel & Aluminum Co.	891	$97,110
Stepan Co.	723	84,186
		482,354
Total Common Stocks
(Cost $6,785,243)		8,504,991

	Shares	Value
Short-Term Investment (28.18%)
Fidelity Investments Money Market
Treasury Portfolio Institutional
Class, 0.01%(d)(e)	2,766,488	$2,766,488

Total Short-Term Investment
(Cost $2,766,488)		2,766,488

Total Investments (114.80%)
(Cost $9,551,731)		$11,271,479

Liabilities Less Other Assets (-14.80%)		(1,452,712)

Net Assets (100.00%)		$9,818,767

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $2,608,373.
(b)	Non-income producing security.
(c)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of October 31, 2020, the aggregate market value of those securities was $93,842 representing 0.96% of the Fund's net assets.
(d)	Rate shown is the 7-day effective yield as of October 31, 2020.
(e)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of October 31, 2020 was $2,766,488.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	15

Cambria Value and Momentum ETF	Schedule of Investments
October 31, 2020 (Unaudited)

The open futures contracts held by the Fund as of October 31, 2020 are as follows:

	Number of
Type of	Contracts	Expiration	Notional		Unrealized
Contract	Short	Date	Amount	Value	Appreciation
S&P 500®
Index E-
MINI	24	Dec-2020	$(4,010,612)	$(3,917,640)	$92,972

For the period ended October 31, 2020, the monthly average notional value of the short equity futures contracts held was $(4,439,513) and the ending notional value of the futures contacts was $(4,410,612).

Investment Abbreviations:

PLC - Public Limited Company

As of October 31, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

16	www.cambriafunds.com

Cambria Sovereign Bond ETF	Schedule of Investments
October 31, 2020 (Unaudited)

Sector Weightings
Cambria Sovereign Bond ETF
Sovereign Debt	90.72%
U.S. Treasury Obligations	9.28%
100.00%

Percentages based on total investments.

	Currency Face Amount		Value
Sovereign Debt (83.48%)
Brazil (6.10%)
Brazil Notas do Tesouro
Nacional Serie F,
10.000%, 1/1/2027	BRL	3,180,000	$624,288
Brazilian Government
International Bond,
8.500%, 1/5/2024	BRL	3,850,000	730,875
			1,355,163
Chile (2.50%)
Bonos de la Tesoreria de la
Republica en pesos
4.500%, 3/1/2026	CLP	160,000,000	238,310
6.000%, 1/1/2024	CLP	210,000,000	316,087
			554,397
Colombia (3.09%)
Colombia Government
International Bond,
4.500%, 1/28/2026(a)	USD	200,000	221,500
Colombian TES
7.000%, 5/4/2022	COP	819,000,000	225,279
7.500%, 8/26/2026	COP	812,500,000	240,076
			686,855
Croatia (2.46%)
Croatia Government International
Bond
5.500%, 4/4/2023	USD	350,000	386,162
6.000%, 1/26/2024	USD	140,000	161,295
			547,457
Czech Republic (3.96%)
Czech Republic
Government Bond,
0.250%, 2/10/2027	CZK	21,280,000	878,705

	Currency Face Amount		Value
Greece (3.29%)
Hellenic Republic
Government Bond,
3.650%, 2/24/2024(b)	EUR	560,916	$731,270

Hungary (3.24%)
Hungary Government Bond
5.500%, 6/24/2025	HUF	127,160,000	476,891
6.000%, 11/24/2023	HUF	67,200,000	243,238
			720,129
Indonesia (3.03%)
Indonesia Treasury Bond
7.000%, 5/15/2027	IDR	2,760,000,000	194,983
8.375%, 3/15/2024	IDR	6,390,000,000	479,130
			674,113
Italy (2.21%)
Italy Buoni Poliennali Del
Tesoro, 2.800%,
12/1/2028	EUR	357,000	490,853

Malaysia (3.38%)
Malaysia Government
Investment Issue,
4.070%, 9/30/2026	MYR	158,000	41,789
Malaysia Government Bond
4.181%, 7/15/2024	MYR	1,442,000	374,766
4.392%, 4/15/2026	MYR	158,000	42,298
4.498%, 4/15/2030	MYR	1,055,000	291,070
			749,923
Mexico (7.09%)
Mexican Bonos
7.500%, 6/3/2027	MXN	10,786,298	559,246
8.500%, 5/31/2029	MXN	8,906,716	489,856
10.000%, 12/5/2024	MXN	9,421,882	525,376
			1,574,478
New Zealand (2.44%)
New Zealand Government
Bond, 4.500%,
4/15/2027	NZD	643,000	542,333

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	17

Cambria Sovereign Bond ETF	Schedule of Investments
October 31, 2020 (Unaudited)

	Currency Face Amount		Value
Peru (5.57%)
Peruvian Government
International Bond,
4.125%, 8/25/2027	USD	1,064,000	$1,236,900

Philippines (3.25%)
Philippine Government
Bond, 8.000%,
7/19/2031	PHP	23,853,684	721,074

Poland (3.37%)
Republic of Poland Government
Bond
2.500%, 7/25/2026	PLN	756,000	211,010
3.250%, 7/25/2025	PLN	693,000	198,469
5.750%, 4/25/2029	PLN	962,000	338,715
			748,194
Romania (3.12%)
Romania Government Bond
4.750%, 2/24/2025	RON	500,000	127,720
5.800%, 7/26/2027	RON	1,470,000	404,426
5.850%, 4/26/2023	RON	630,000	161,536
			693,682
Russia (6.02%)
Russian Federal Bond - OFZ
7.000%, 1/25/2023	RUB	63,875,000	843,425
7.600%, 7/20/2022	RUB	11,343,000	150,098
7.600%, 4/14/2021	RUB	26,859,000	342,897
			1,336,420
Singapore (3.97%)
Singapore Government
Bond, 2.875%,
7/1/2029	SGD	1,026,000	881,259

South Africa (7.32%)
Republic of South Africa
Government Bond
8.000%, 1/31/2030	ZAR	24,601,648	1,390,152
8.250%, 3/31/2032	ZAR	4,456,473	235,153
			1,625,305

	Currency Face Amount		Value
Thailand (3.45%)
Thailand Government
Bond, 3.625%,
6/16/2023	THB	22,143,000	$765,886

Turkey (4.62%)
Turkey Government Bond
8.500%, 9/14/2022	TRY	4,641,000	502,620
10.700%, 2/17/2021	TRY	4,431,000	523,767
			1,026,387
Total Sovereign Debt
(Cost $19,581,910)			18,540,783

U.S. Treasury Obligations (8.54%)
U.S. Treasury Bond,
2.250%, 2/15/2027	USD	1,716,500	1,895,727
Total U.S. Treasury Obligations

(Cost $1,681,707)			1,895,727
Total Investments (92.02%)
(Cost $21,263,617)			$20,436,510
Other Assets Less Liabilities (7.98%)
			1,772,625
Net Assets (100.00%)
			$22,209,135
Percentages based on Net Assets.

(a)	Security is callable. The next call date is October 28, 2025.

(b)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

The accompanying notes are an integral part of the financial statements.

18	www.cambriafunds.com

Cambria Sovereign Bond ETF	Schedule of Investments
October 31, 2020 (Unaudited)

Currency Abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

SGD — Singapore Dollar

THB — Thailand Baht

TRY— Turkish Lira

USD — United States Dollar

ZAR — South African Ran

As of October 31, 2020, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	19

Cambria Emerging Shareholder Yield ETF	Schedule of Investments
October 31, 2020 (Unaudited)

Sector Weightings
Cambria Emerging Shareholder Yield ETF
Materials	23.67%
Information Technology	23.44%
Industrials	15.75%
Consumer Discretionary	8.14%
Energy	7.80%
Financial	5.71%
Utilities	5.47%
Communication Services	3.52%
Consumer Staples	2.15%
Real Estate	2.13%
Health Care	1.33%
Other	0.89%
100.00%

Percentages based on total investments.

	Shares	Value
Common Stocks (97.25%)
Australia (1.24%)
BHP Group PLC	21,648	$415,394

Brazil (1.20%)
Camil Alimentos SA	192,000	402,876

China (20.09%)
Anhui Conch Cement Co., Ltd., Class H	48,000	299,362
Bank of Communications Co., Ltd., Class H	480,000	235,898
China Lilang, Ltd.	480,000	303,386
China Medical System Holdings, Ltd.	144,000	150,826
China National Building Material Co., Ltd., Class H	144,000	165,129
China Petroleum & Chemical Corp., ADR(a)	4,695	184,654
China Shenhua Energy Co., Ltd., Class H	168,000	290,384
China Telecom Corp., Ltd., Class H	1,152,000	362,577
CNOOC, Ltd.	288,000	261,531
Fufeng Group, Ltd.	678,858	214,538
Greatview Aseptic Packaging Co., Ltd.	666,286	285,336
Greenland Hong Kong Holdings, Ltd.	1,032,000	334,127
Lenovo Group, Ltd.	352,001	220,213

	Shares	Value
China (continued)
Lonking Holdings, Ltd.	1,032,000	$274,224
Qingdao Port International Co., Ltd., Class H(b)(c)	480,000	272,428
Shenzhen Expressway Co., Ltd., Class H(a)	336,000	299,052
Sinopec Shanghai Petrochemical Co., Ltd., ADR(a)	8,242	153,384
Sinotruk Hong Kong, Ltd.	180,000	458,794
Tianneng Power International, Ltd.(a)	144,000	234,412
Yadea Group Holdings, Ltd.(b)(c)	624,000	890,221
Yanzhou Coal Mining Co., Ltd., Class H	361,144	262,269
Zhejiang Expressway Co., Ltd., Class H	319,999	217,942
Zhengzhou Coal Mining Machinery Group Co., Ltd.	345,600	379,369
		6,750,056

Colombia (0.86%)
Banco De Bogota Sa	15,960	289,068

Czech Republic (0.98%)
O2 Czech Republic AS	35,304	331,216

Greece (2.14%)
Hellenic Petroleum SA	43,776	214,131
Holding Co. ADMIE IPTO SA	129,408	319,515
Motor Oil Hellas Corinth Refineries SA	20,064	186,939
		720,585

India (1.32%)
Tata Chemicals, Ltd.	102,384	445,346

Mexico (1.03%)
Industrias Penoles SAB de CV	21,600	345,005

Russia (10.88%)
Federal Grid Co. Unified Energy System PJSC	131,280,000	313,808
Gazprom Neft PJSC	89,280	307,307
Gazprom PJSC	169,200	330,120
Inter RAO UES PJSC	4,416,000	282,602
LUKOIL PJSC	6,864	349,491

The accompanying notes are an integral part of the financial statements.

20	www.cambriafunds.com

Cambria Emerging Shareholder Yield ETF	Schedule of Investments
October 31, 2020 (Unaudited)

	Shares	Value
Russia (continued)
Magnitogorsk Iron & Steel Works PJSC	624,000	$295,805
Novolipetsk Steel PJSC	183,360	429,297
OGK-2 PJSC	37,680,000	323,803
Sberbank of Russia PJSC	110,640	279,971
Severstal PAO	34,080	466,047
Unipro PJSC	8,496,000	276,449
		3,654,700

South Africa (12.15%)
AECI, Ltd.	66,216	310,334
African Rainbow Minerals, Ltd.	60,768	849,735
Exxaro Resources, Ltd.	23,736	159,025
Impala Platinum Holdings, Ltd.	40,536	355,623
Kumba Iron Ore, Ltd.	23,712	699,846
Nedbank Group, Ltd.	55,728	328,675
Netcare, Ltd.	360,624	285,862
Reunert, Ltd.	137,726	283,513
Telkom SA SOC, Ltd.	290,837	457,869
Truworths International, Ltd.	183,154	351,930
		4,082,412

South Korea (8.43%)
Hanmi Semiconductor Co., Ltd.	54,912	525,069
Huchems Fine Chemical Corp.	25,032	505,184
KGMobilians Co., Ltd.	43,488	320,785
Kolon Global Corp.	22,632	351,038
Kumho Industrial Co., Ltd.	44,096	272,030
Motonic Corp.	34,968	348,232
Samsung C&T Corp.	1,848	179,963
Ssangyong Cement Industrial Co., Ltd.	67,345	329,395
		2,831,696

Taiwan (29.66%)
Acter Group Corp., Ltd.	48,000	314,647
ASROCK, Inc.	96,000	552,100
Asustek Computer, Inc.	24,000	203,472
Catcher Technology Co., Ltd.	48,000	302,900
Chenbro Micom Co., Ltd.	144,000	436,981
Chicony Electronics Co., Ltd.	120,000	361,214
CyberPower Systems, Inc.	72,000	191,053
Dimerco Express Corp.	180,000	415,334
Foxsemicon Integrated Technology, Inc.	24,000	145,157
Gigabyte Technology Co., Ltd.	72,000	180,733
Global Mixed Mode Technology, Inc.	72,000	375,059

	Shares	Value
Taiwan (continued)
Holy Stone Enterprise Co., Ltd.	120,000	$421,627
Huaku Development Co., Ltd.	120,000	363,312
Iron Force Industrial Co., Ltd.	72,000	196,843
ITE Technology, Inc.	153,600	369,991
Micro-Star International Co., Ltd.	79,200	318,423
Nishoku Technology, Inc.	108,000	385,128
Radiant Opto-Electronics Corp.	96,000	377,576
Sea Sonic Electronics Co., Ltd.	151,200	359,981
Shin Foong Specialty & Applied Materials Co., Ltd.	144,000	1,165,452
Sino-American Silicon Products, Inc.	120,000	417,851
Sunonwealth Electric Machine Industry Co., Ltd.	168,000	343,594
Systex Corp.	120,000	339,819
TA-I Technology Co., Ltd.	168,000	396,455
Topco Scientific Co., Ltd.	96,000	384,289
Transcend Information, Inc.	120,000	267,240
Tripod Technology Corp.	96,000	380,932
		9,967,163

Thailand (0.75%)
Tisco Financial Group PLC	110,400	250,607

Turkey (6.52%)
Aksigorta AS	186,864	156,547
Alarko Holding AS	451,176	333,287
Coca-Cola Icecek AS	56,232	301,309
Eczacibasi Yatirim Holding Ortakligi AS	84,696	179,004
Enerjisa Enerji AS(b)(c)	254,616	273,166
Is Yatirim Menkul Degerler AS	490,584	614,145
Tofas Turk Otomobil Fabrikasi AS	104,424	332,981
		2,190,439

Total Common Stocks
(Cost $33,027,939)		32,676,563

	Shares	Value
Rights (0.00%)
Simplo Technology Co., Ltd., Expires 12/31/2020, Strike Price $83(d)	1,587	0

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	21

Cambria Emerging Shareholder Yield ETF	Schedule of Investments
October 31, 2020 (Unaudited)

	Shares	Value
Short-Term Investment (1.97%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(e)(f)	662,444	$662,444

Total Short-Term Investment
(Cost $662,444)		662,444

Total Investments (99.22%)
(Cost $33,690,383)		$33,339,007

Other Assets Less Liabilities (0.78%)		260,796

Net Assets (100.00%)		$33,599,803

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $633,490.
(b)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of October 31, 2020, these securities had a total aggregate market value of $1,435,815, which represented approximately 4.27% of net assets.
(c)	Securities exempt from registration under the Securities Act, and may be deemed to be “restricted securities” under the Securities Act. As of October 31, 2020, the aggregate market value of those securities was $1,435,815 representing 4.27% of the Fund’s net assets.
(d)	Non-income producing security.
(e)	Rate shown is the 7-day effective yield as of October 31, 2020.
(f)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of October 31, 2020 was $662,444.

Cambria Emerging Shareholder Yield ETF

		Level 2 -
	Level 1 -	Other	Level 3 -
	Quoted and	Significant	Significant
	Unadjusted	Observable	Unobservable
Investments in Securities at Value	Prices	Inputs(1)	Inputs	Total
Common Stocks	$32,676,563	$–	$–	$32,676,563
Rights	–	–	–	–
Short-Term Investment	662,444	–	–	662,444
Total	$33,339,007	$–	$–	$33,339,007

For the period ended October 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

(1)	Included in Level 2 is one Rights holdings with total value of $0.

The accompanying notes are an integral part of the financial statements.

22	www.cambriafunds.com

Cambria Tail Risk ETF	Schedule of Investments
October 31, 2020 (Unaudited)

Sector Weightings
Cambria Tail Risk ETF
U.S. Treasury Obligations	93.84%
Purchased Options	6.16%
100.00%

Percentages based on total investments.

	Face Amount	Value
U.S. Treasury Obligations (92.68%)
U.S. Treasury Bond, 0.625%, 5/15/2030	$365,771,400	$357,998,758
United States Treasury Inflation Indexed Bonds, 0.125%, 7/15/2030	18,404,640	20,181,829
		378,180,587

Total U.S. Treasury Obligations
(Cost $384,256,093)		378,180,587

		Notional
	Contracts	Amount	Value
Purchased Options (6.08%)
Put Options
S&P 500® Index
Expires 12/18/20, Strike Price $3,250	9	2,942,964	130,095
Expires 12/18/20, Strike Price $3,100	17	5,558,932	164,560
Expires 12/18/20, Strike Price $3,000	42	13,733,832	306,390
Expires 12/18/20, Strike Price $3,200	29	9,482,884	368,155
Expires 03/19/21, Strike Price $3,200	77	25,178,692	1,573,880
Expires 03/19/21, Strike Price $3,150	11	3,596,956	206,305
Expires 03/19/21, Strike Price $3,100	24	7,847,904	412,680
Expires 03/19/21, Strike Price $2,750	14	4,577,944	127,330
Expires 03/19/21, Strike Price $2,925	8	2,615,968	100,720
Expires 03/19/21, Strike Price $2,900	18	5,885,928	216,450
Expires 03/19/21, Strike Price $2,800	10	3,269,960	99,850

		Notional
	Contracts	Amount	Value
Purchased Options (continued)
Expires 03/19/21, Strike Price $2,950	25	$8,174,900	$329,250
Expires 03/19/21, Strike Price $2,915	11	3,596,956	135,960
Expires 03/19/21, Strike Price $2,775	12	3,923,952	114,300
Expires 06/18/21, Strike Price $2,500	20	6,539,920	164,900
Expires 06/18/21, Strike Price $2,600	44	14,387,824	432,300
Expires 06/18/21, Strike Price $2,700	30	9,809,880	349,500
Expires 06/18/21, Strike Price $2,800	28	9,155,888	385,000
Expires 06/18/21, Strike Price $2,950	15	4,904,940	261,750
Expires 06/18/21, Strike Price $3,000	15	4,904,940	282,675
Expires 06/18/21, Strike Price $3,125	26	8,501,896	590,720
Expires 06/18/21, Strike Price $3,200	36	11,771,856	913,860
Expires 06/18/21, Strike Price $3,375	6	1,961,976	194,970
Expires 06/18/21, Strike Price $2,850	11	3,596,956	163,955
Expires 09/17/21, Strike Price $3,300	6	1,961,976	200,400
Expires 09/17/21, Strike Price $3,150	14	4,577,944	385,420
Expires 09/17/21, Strike Price $3,200	70	22,889,720	2,057,650
Expires 09/17/21, Strike Price $2,975	6	1,961,976	130,140
Expires 09/17/21, Strike Price $2,925	6	1,961,976	121,170
Expires 09/17/21, Strike Price $2,950	49	16,022,804	1,025,815
Expires 09/17/21, Strike Price $2,850	42	13,733,832	760,830
Expires 09/17/21, Strike Price $2,800	31	10,136,876	521,420
Expires 09/17/21, Strike Price $2,900	6	1,961,976	116,910
Expires 12/17/21, Strike Price $2,925	8	2,615,968	182,640
Expires 12/17/21, Strike Price $3,300	26	8,501,896	954,590

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	23

Cambria Tail Risk ETF	Schedule of Investments
October 31, 2020 (Unaudited)

		Notional
	Contracts	Amount	Value
Purchased Options (continued)
Expires 12/17/21, Strike Price $3,250	15	$4,904,940	$518,625
Expires 12/17/21, Strike Price $3,200	20	6,539,920	650,700
Expires 12/17/21, Strike Price $3,150	16	5,231,936	489,280
Expires 12/17/21, Strike Price $3,100	11	3,596,956	315,865
Expires 12/17/21, Strike Price $2,900	32	10,463,872	705,920
Expires 12/17/21, Strike Price $2,800	45	14,714,820	862,650
Expires 12/17/21, Strike Price $2,750	6	1,961,976	107,190
Expires 12/17/21, Strike Price $2,700	33	10,790,868	547,800
Expires 12/17/21, Strike Price $2,675	17	5,558,932	271,490
Expires 12/17/21, Strike Price $2,600	14	4,577,944	199,710
Expires 12/17/21, Strike Price $2,850	4	1,307,984	82,320
Expires 06/17/22, Strike Price $3,150	7	2,288,972	253,960
Expires 06/17/22, Strike Price $3,050	24	7,847,904	777,960
Expires 06/17/22, Strike Price $3,200	119	38,912,524	4,561,270

Total Purchased Options
(Cost $27,781,437)			24,827,280

Value
Total Investments (98.76%)
(Cost $412,037,530)	$403,007,867

Other Assets Less Liabilities (1.24%)	5,055,306

Net Assets (100.00%)	$408,063,173

Percentages based on Net Assets.

Cambria Tail Risk ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$378,180,587	$–	$378,180,587
Short-Term Investment	–	–	–	–
Total	$–	$378,180,587	$–	$378,180,587
Other Financial
Instruments
Purchased Options	$24,827,280	$–	$–	$24,827,280
Total	$24,827,280	$–	$–	$24,827,280

For the period ended October 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

24	www.cambriafunds.com

Cambria Trinity ETF	Schedule of Investments
October 31, 2020 (Unaudited)

Sector Weightings
Cambria Trinity ETF
Exchange Traded Funds	100.00%
100.00%

	Shares	Value
Exchange Traded Funds (98.93%)
United States (98.93%)
Affiliated ETF (36.29%)
Cambria Emerging Shareholder Yield ETF*	49,518	$1,390,733
Cambria Foreign Shareholder Yield ETF*	76,764	1,512,251
Cambria Global Real Estate ETF(a)*	45,590	1,133,331
Cambria Global Value ETF*	79,453	1,260,124
Cambria Shareholder Yield ETF*	69,553	2,416,271
Cambria Sovereign Bond ETF*	96,097	2,349,572
Cambria Value and Momentum ETF*	134,275	2,369,511
		12,431,793

Equity ETF (33.61%)
iShares® Global Consumer Discretionary ETF	6,231	830,530
iShares® Global Healthcare ETF	11,160	761,670
iShares® Global Materials ETF(a)	12,524	851,131
iShares® Global Tech ETF	3,610	904,486
iShares® MSCI Global Gold Miners ETF	26,660	831,792
Invesco DB Base Metals Fund	54,715	853,007
Invesco DB Precious Metals Fund	18,786	964,473
Schwab US TIPS ETF	24,374	1,488,033
SPDR® Portfolio TIPS ETF	20,789	634,272
Vanguard® Intermediate-Term Government Bond ETF	48,546	3,396,278
		11,515,672

Fixed Income ETF (15.40%)
iShares® 20+ Year Treasury Bond ETF	5,115	805,971
iShares® 7-10 Year Treasury Bond ETF	4,970	596,698
SPDR® FTSE International Government Inflation- Protected Bond ETF(a)	14,632	792,176
Vanguard® Long-Term Bond ETF	8,821	965,811

	Shares	Value
Fixed Income ETF (continued)
Vanguard® Total Bond Market ETF(a)	24,167	$2,116,546
		5,277,202

Multi-Asset ETF (13.63%)
Alpha Architect Value Momentum Trend ETF	30,449	711,806
First Trust Managed Futures Strategy Fund	23,630	1,011,837
iM DBi Managed Futures Strategy ETF	7,972	196,037
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	103,603	1,370,668
WisdomTree Managed Futures Strategy Fund	39,641	1,379,903
		4,670,251

Total Exchange Traded Funds
(Cost $35,747,945)		33,894,918

	Shares	Value
Short-Term Investment (4.30%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(b)(c)	1,473,434	$1,473,434

Total Short-Term Investment
(Cost $1,473,434)		1,473,434

Total Investments (103.23%)
(Cost $37,221,379)		$35,368,352

Liabilities Less Other Assets (-3.23%)		(1,106,418)

Net Assets (100.00%)		$34,261,934

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $1,438,896.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	25

Cambria Trinity ETF	Schedule of Investments
October 31, 2020 (Unaudited)

(b)	Rate shown is the 7-day effective yield as of October 31, 2020.
(c)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of October 31, 2020 was $1,473,434.

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depository Receipt

TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies for the six months ended October 31, 2020 are as follows:

				Change in
				Unrealized		Value at	Shares at
	Value at	Purchases	Proceeds	Appreciation/	Realized	October 31,	October 31,	Dividend
Security Name	April 30, 2020	at Cost	from Sales	(Depreciation)	Gain/(Loss)	2020	2020	Income
Cambria Emerging Shareholder Yield ETF	$1,336,094	$91,631	$(226,741)	$198,652	$(8,903)	$1,390,733	49,518	$45,916
Cambria Foreign Shareholder Yield ETF	1,522,930	50,808	(249,907)	205,262	(16,842)	1,512,251	76,764	34,663
Cambria Global Real Estate ETF	–	1,333,500	(115,508)	(82,554)	(2,107)	1,133,331	45,590	–
Cambria Global Value ETF	1,369,129	140,246	(216,319)	(3,020)	(29,912)	1,260,124	79,453	22,994
Cambria Shareholder Yield ETF	1,539,048	1,034,631	(372,042)	204,268	10,366	2,416,271	69,553	22,572
Cambria Sovereign Bond ETF	2,471,562	77,888	(379,425)	184,640	(5,093)	2,349,572	96,097	15,643
Cambria Tail Risk ETF	661,861	18,240	(645,990)	16,720	(50,831)	–	–	399
Cambria Value and Momentum ETF	2,450,571	78,835	(389,371)	211,206	18,270	2,369,511	134,275	16,902
	$11,351,195	$2,825,779	$(2,595,303)	$935,174	$(85,052)	$12,431,793	551,250	$159,089

As of October 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S.generally accepted accounting principles.

For the period ended October 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

26	www.cambriafunds.com

Cambria Cannabis ETF	Schedule of Investments
October 31, 2020 (Unaudited)

Sector Weightings
Cambria Cannabis ETF
Health Care	42.47%
Consumer Staples	32.80%
Materials	7.97%
Consumer Discretionary	7.44%
Real Estate	6.67%
Financial	2.65%
100.00%

Percentages based on total investments.

	Shares	Value
Common Stocks (98.18%)
Consumer Discretionary (7.30%)
Greenlane Holdings, Inc., Class A(a)(b)	231,700	$563,031
GrowGeneration Corp.(b)	14,180	236,806
		799,837

Consumer Staples (32.21%)
Altria Group, Inc.	10,000	360,800
British American Tobacco PLC	19,680	624,131
Constellation Brands, Inc., Class A	4,940	816,236
Neptune Wellness Solutions, Inc.(a)(b)	84,840	163,741
NewAge, Inc.(b)	111,100	259,974
Philip Morris International, Inc.	5,760	409,075
Turning Point Brands, Inc.	10,680	400,180
Universal Corp.	4,160	165,776
Village Farms International, Inc.(a)(b)	70,160	326,244
		3,526,157

Financials (2.60%)
Canopy Rivers, Inc.(a)(b)	440,780	284,524

Health Care (41.70%)
Aphria, Inc.(a)(b)	202,600	911,700
Arena Pharmaceuticals, Inc.(b)	4,440	380,597
Aurora Cannabis, Inc.(a)(b)	21,893	88,667
CannTrust Holdings, Inc.(a)(b)	229,762	57,395
Canopy Growth Corp.(a)(b)	35,200	661,056
Charlottes Web Holdings, Inc.(a)(b)	62,740	174,238
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	41,800	39,279
Cronos Group, Inc.(b)	65,060	344,167
Green Organic Dutchman Holdings, Ltd.(a)(b)	326,200	53,865
GW Pharmaceuticals PLC, ADR(b)	10,620	955,906

	Shares	Value
Health Care (continued)
HEXO Corp.(a)(b)	110,860	$67,347
MediPharm Labs Corp.(a)(b)	308,040	187,279
Organigram Holdings, Inc.(a)(b)	164,600	196,438
Supreme Cannabis Co., Inc.(a)(b)	713,860	65,637
Tilray, Inc.(a)(b)	23,280	132,929
Valens Co., Inc.(a)(b)	66,660	81,055
Vivo Cannabis, Inc.(b)	1,382,620	129,721
Weedmd, Inc.(b)	202,700	38,036
		4,565,312

Materials (7.82%)
Scotts Miracle-Gro Co.	5,708	856,485

Real Estate (6.55%)
Innovative Industrial Properties, Inc.(c)	6,146	716,808

Total Common Stocks
(Cost $17,460,418)		10,749,123

	Shares	Value
Short-Term Investment (24.17%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(d)(e)	2,645,801	$2,645,801

Total Short-Term Investment
(Cost $2,645,801)		2,645,801

Total Investments (122.35%)
(Cost $20,106,219)		$13,394,924

Liabilities Less Other Assets (-22.35%)		(2,446,872)

Net Assets (100.00%)		$10,948,052

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $2,431,689.

(b)	Non-income producing security.

(c)	Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	27

Cambria Cannabis ETF	Schedule of Investments
October 31, 2020 (Unaudited)

(d)	Rate shown is the 7-day effective yield as of October 31, 2020.
(e)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of October 31, 2020 was $2,645,801.

Investment Abbreviations:

ADR - American Depository Receipt

As of October 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

28	www.cambriafunds.com

Cambria Global Real Estate ETF	Schedule of Investments
October 31, 2020 (Unaudited)

Sector Weightings

Cambria Global Real Estate ETF

Real Estate	100.00%
100.00%

Percentages based on total investments.

	Shares	Value
Common Stocks (93.29%)

Australia (6.59%)
BWP Trust(a)	22,664	$63,881
Centuria Industrial REIT(a)	29,552	63,770
Charter Hall Group(a)	7,408	64,255
Ingenia Communities Group(a)	20,568	66,648
Stockland(a)	25,160	68,087
		326,641
Belgium (1.26%)
Montea C.V.A(a)	571	62,644

Canada (2.43%)
Allied Properties Real Estate Investment Trust(a)	2,344	56,845
Granite Real Estate Investment Trust(a)	1,136	63,694
		120,539
Great Britain (2.65%)
AEW UK REIT PLC(a)(b)	66,344	65,321
RDI REIT PLC(a)	57,368	65,997
		131,318
Guernsey (1.34%)
UK Commercial Property REIT, Ltd.(a)	75,324	66,551

Malaysia (3.86%)
Axis Real Estate Investment Trust(a)	135,240	68,353
IGB Real Estate Investment Trust(a)	148,140	59,541
KLCCP Stapled Group	34,772	63,602
		191,496
Mexico (4.19%)
Concentradora Fibra Danhos SA de CV(a)	76,548	69,145
Macquarie Mexico Real Estate Management SA de CV(a)(b)(c)	60,512	69,665
Prologis Property Mexico SA de CV(a)	34,092	68,597
		207,407

	Shares	Value
Singapore (11.83%)
AIMS APAC REIT(a)	75,612	$65,319
EC World Real Estate Investment Trust(a)(b)	132,320	67,809
Far East Hospitality Trust(a)	162,112	66,461
IREIT Global(a)	138,886	59,990
Keppel DC REIT(a)	31,544	66,970
Mapletree Industrial Trust(a)	29,360	65,342
Mapletree Logistics Trust(a)	44,760	63,898
Parkway Life Real Estate Investment Trust(a)	22,692	67,281
Soilbuild Business Space REIT(a)	191,384	63,050
		586,120
South Africa (2.72%)
Emira Property Fund, Ltd.(a)	200,160	76,626
Redefine Properties, Ltd.(a)	474,275	57,996
		134,622
Thailand (1.16%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	120,436	57,576

United States (55.26%)
Agree Realty Corp.(a)	1,004	62,318
American Finance Trust, Inc.(a)	10,168	58,619
American Homes 4 Rent(a)	2,300	65,021
AvalonBay Communities, Inc.(a)	432	60,104
Brandywine Realty Trust(a)	6,276	54,978
Brixmor Property Group, Inc.(a)	5,564	60,981
CareTrust REIT, Inc.(a)	3,412	58,345
CoreCivic, Inc.(a)	7,268	46,588
Corporate Office Properties Trust(a)	2,940	65,944
Cousins Properties, Inc.(a)	2,344	59,725
Digital Realty Trust, Inc.(a)	452	65,224
Diversified Healthcare Trust(a)	18,428	53,349
Duke Realty Corp.(a)	1,760	66,862
Easterly Government Properties, Inc.(a)	2,716	56,764
Equity Commonwealth(a)	2,144	56,645
Equity Residential(a)	1,204	56,564
First Industrial Realty Trust, Inc.(a)	1,640	65,288
Franklin Street Properties Corp.(a)	14,820	62,244
Getty Realty Corp.(a)	2,316	60,865
Highwoods Properties, Inc.(a)	1,940	57,754
Industrial Logistics Properties Trust(a)	3,152	60,455
Kimco Realty Corp.(a)	5,724	58,728

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	29

Cambria Global Real Estate ETF	Schedule of Investments
October 31, 2020 (Unaudited)

	Shares	Value
United States (continued)
Kite Realty Group Trust(a)	5,968	$61,828
Lexington Realty Trust(a)	6,024	59,818
LTC Properties, Inc.(a)	1,800	59,418
Monmouth Real Estate Investment Corp.(a)	4,724	65,427
National Health Investors, Inc.(a)	1,052	58,965
National Retail Properties, Inc.(a)	1,852	59,283
Office Properties Income Trust(a)	2,944	54,199
Piedmont Office Realty Trust, Inc.(a)	4,592	52,441
Prologis, Inc.(a)	668	66,266
PS Business Parks, Inc.(a)	556	63,401
Public Storage(a)	308	70,554
QTS Realty Trust, Inc.(a)	996	61,264
Realty Income Corp.(a)	1,052	60,869
Retail Properties of America, Inc.(a)	10,876	56,990
Retail Value, Inc.(a)	5,488	68,600
Rexford Industrial Realty, Inc.(a)	1,432	66,531
Spirit Realty Capital, Inc.(a)	1,928	57,936
STAG Industrial, Inc.(a)	2,092	65,103
Terreno Realty Corp.(a)	1,172	65,960
Urstadt Biddle Properties, Inc., Class A (a)	6,944	66,037
Washington Prime Group, Inc.(a)	112,620	65,939
Washington Real Estate Investment Trust(a)	3,252	56,845
Weingarten Realty Investors(a)	3,852	61,093
		2,738,132
Total Common Stocks
(Cost $4,757,823)		4,623,046

	Shares	Value
Rights (0.00%)
Mapletree Logistics Trust, Expires 11/10/2020, Strike Price $2(d)	637	0

Total Investments (93.29%)
(Cost $4,757,823)		$4,623,046

Other Assets Less Liabilities (6.71%)
		332,462
Net Assets (100.00%)
		$4,955,508
Percentages based on Net Assets.

(a)	Real Estate Investment Trust.
(b)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of October 31, 2020, the aggregate market value of those securities was $202,795 representing 4.09% of the Fund's net assets.
(c)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of October 31, 2020, these securities had a total aggregate market value of $69,665, which represented approximately 1.41% of net assets.
(d)	Non-income producing security.

Cambria Global Real Estate ETF

Level 2 -
	Level 1 -	Other	Level 3 -
	Quoted and	Significant	Significant
	Unadjusted	Observable	Unobservable
Investments in Securities at Value	Prices	Inputs(1)	Inputs	Total
Common Stocks	$4,623,046	$–	$–	$4,623,046
Rights	–	–	–	–

Total	$4,623,046	$–	$–	$4,623,046

For the period ended October 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

(1)	Included in Level 2 is one security with total value of $0.

The accompanying notes are an integral part of the financial statements.

30	www.cambriafunds.com

Cambria ETF Trust	Statements of Assets and Liabilities
October 31, 2020 (Unaudited)

		Cambria Foreign
	Cambria Shareholder	Shareholder Yield	Cambria Global	Cambria Global
	Yield ETF	ETF	Value ETF	Momentum ETF
Assets
Unaffiliated Investments at Value*	$85,206,935	$17,471,109	$82,066,660	$55,290,899
Affiliated Investments at Value	–	–	–	6,957,847
Foreign Currency at Value	13,893	9,446	26,818	–
Cash and cash equivalents	1,337,435	253,981	2,594,066	742,279
Dividends receivable, Net	51,282	41,085	41,856	–
Reclaims receivable	14,867	164,620	221,447	–
Receivable for investments sold	–	–	61	–
Other assets	31,363	269	2,595	6,840
Total Assets	86,655,775	17,940,510	84,953,503	62,997,865

Liabilities
Payable upon return of securities loaned	20,610,775	1,151,414	879,455	5,012,426
Payable due to investment adviser	34,950	9,227	45,939	32,417
Custodian fees payable	–	–	61,438	–
Total Liabilities	20,645,725	1,160,641	986,832	5,044,843

Net Assets	$66,010,050	$16,779,869	$83,966,671	$57,953,022

Net Assets Consists of
Paid-in Capital	$76,403,753	$24,388,799	$142,428,913	$67,302,496
Total Distributable Loss	(10,393,703)	(7,608,930)	(58,462,242)	(9,349,474)

Net Assets	$66,010,050	$16,779,869	$83,966,671	$57,953,022

Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	1,900,000	850,010	5,250,010	2,450,001
Net Asset Value, Offering and Redemption Price Per Share	$34.74	$19.74	$15.99	$23.65
Unaffiliated Investments at Cost	$86,911,352	$19,323,201	$115,154,349	$52,425,519
Affiliated Investments at Cost	$–	$–	$–	$7,219,343
Cost of Foreign Currency	$14,080	$9,446	$26,818	$–
*Includes market value of securities on loan	$19,973,845	$1,108,436	$816,812	$4,889,417

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	31

Cambria ETF Trust	Statements of Assets and Liabilities
October 31, 2020 (Unaudited)

				Cambria Emerging
	Cambria Global	Cambria Value and	Cambria Sovereign	Shareholder Yield
	Asset Allocation ETF	Momentum ETF	Bond ETF	ETF
Assets
Unaffiliated Investments at Value*	$29,046,826	$11,271,479	$20,436,510	$33,339,007
Affiliated Investments at Value	17,785,460	–	–	–
Foreign Currency at Value	–	–	50,111	185,746
Cash and cash equivalents	1,677,731	463,791	1,427,724	777,725
Cash at Broker for futures contracts	–	803,888	–	–
Dividends receivable, Net	–	5,810	–	13,619
Variation Margin Receivable	–	45,120	–	–
Reclaims receivable	–	–	7,637	1,218
Receivable for investments sold	908,186	–	–	–
Interest receivable	–	–	298,363	–
Other assets	3,706	708	–	1,813
Total Assets	49,421,909	12,590,796	22,220,345	34,319,128

Liabilities

Payable upon return of securities loaned	2,652,477	2,766,488	–	662,444
Payable for investments purchased	915,264	–	–	–
Capital gains tax payable	–	–	–	23,677
Payable due to investment adviser	–	5,541	11,210	17,185
Custodian fees payable	–	–	–	16,019
Total Liabilities	3,567,741	2,772,029	11,210	719,325

Net Assets	$45,854,168	$9,818,767	$22,209,135	$33,599,803

Net Assets Consists of
Paid-in Capital	$48,521,397	$19,293,349	$24,449,139	$36,270,849
Total Distributable Loss	(2,667,229)	(9,474,582)	(2,240,004)	(2,671,046)

Net Assets	$45,854,168	$9,818,767	$22,209,135	$33,599,803

Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	1,750,001	550,004	900,000	1,200,004
Net Asset Value, Offering and Redemption Price Per Share	$26.20	$17.85	$24.68	$28.00
Unaffiliated Investments at Cost	$28,114,230	$9,551,731	$21,263,617	$33,690,383
Affiliated Investments at Cost	$20,834,789	$–	$–	$–
Cost of Foreign Currency	$–	$–	$47,305	$185,806
*Includes market value of securities on loan	$2,586,909	$2,608,373	$–	$633,490

The accompanying notes are an integral part of the financial statements.

32	www.cambriafunds.com

Cambria ETF Trust	Statements of Assets and Liabilities
October 31, 2020 (Unaudited)

	Cambria Tail Risk		Cambria Cannabis	Cambria Global Real
	ETF	Cambria Trinity ETF	ETF	Estate ETF
Assets
Unaffiliated Investments at Value*	$403,007,867	$22,936,559	$13,394,924	$4,623,046
Affiliated Investments at Value	–	12,431,793	–	–
Foreign Currency at Value	–	–	–	3,579
Cash and cash equivalents	8,605,106	374,673	161,480	239,036
Cash at Broker for futures contracts	–	–	–	–
Cash at Broker for options contracts	988,662	–	–	–
Dividends receivable, Net	–	–	17,445	8,689
Receivable for capital shares sold	–	–	–	1,238,910
Receivable for investments sold	–	1,095,039	–	31
Receivable due from Advisor	–	–	8,261	–
Interest receivable	1,062,880	–	–	–
Other assets	–	2,526	17,854	–
Total Assets	413,664,515	36,840,590	13,599,964	6,113,291

Liabilities
Payable upon return of securities loaned	–	1,473,434	2,645,801	–
Payable for investments purchased	–	–	–	1,155,951
Fund shares redeemed	5,398,376	1,105,222	–	–
Payable due to investment adviser	202,966	–	6,111	1,832
Total Liabilities	5,601,342	2,578,656	2,651,912	1,157,783

Net Assets	$408,063,173	$34,261,934	$10,948,052	$4,955,508

Net Assets Consists of
Paid-in Capital	$422,510,735	$38,358,008	$18,338,880	$5,069,596
Total Distributable Loss	(14,447,562)	(4,096,074)	(7,390,828)	(114,088)

Net Assets	$408,063,173	$34,261,934	$10,948,052	$4,955,508

Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	19,050,002	1,550,002	1,000,002	200,002
Net Asset Value, Offering and Redemption Price Per Share	$21.42	$22.10	$10.95	$24.78
Unaffiliated Investments at Cost	$412,037,530	$22,671,463	$20,106,219	$4,757,823
Affiliated Investments at Cost	$–	$14,549,916	$–	$–
Cost of Foreign Currency	$–	$–	$–	$3,598
*Includes market value of securities on loan	$–	$1,438,896	$2,431,689	$–

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	33

Cambria ETF Trust	Statements of Operations
For the Six Months Ended October 31, 2020 (Unaudited)

		Cambria Foreign
	Cambria Shareholder	Shareholder Yield	Cambria Global	Cambria Global
	Yield ETF	ETF	Value ETF	Momentum ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$830,214	$386,289	$2,498,718	$431,869
Dividend Income from Affiliated Investments	–	–	–	43,103
Income from Securities Lending	77,565	3,014	20,718	69,621
Less: Foreign Taxes Withheld	(3,248)	(27,808)	(294,366)	–
Total Investment Income	904,531	361,495	2,225,070	544,593

Expenses:
Management Fees	192,517	55,698	290,468	212,448
Custodian Fees	–	–	47,911	–
Total Expenses	192,517	55,698	338,379	212,448
Net Expenses	192,517	55,698	338,379	212,448
Net Investment Income	712,014	305,797	1,886,691	332,145
Net Realized and Unrealized Gains/(Losses) on Investments:
Net Realized Gain/(Loss) on Unaffiliated Investments(a)	(1,607,686)	(2,228,043)	(820,743)	1,655,557
Net Realized Gain on Affiliated Investments(a)	–	–	–	18,586
Net Realized Loss on Foreign Currency Transactions	–	(2,570)	(7,868)	–
Net Change in Unrealized Appreciation/(Depreciation) on Unaffiliated
Investments	10,993,592	4,168,793	(1,101,842)	680,070
Net Change in Unrealized Depreciation on Affiliated Investments	–	–	–	(150,335)
Net Change in Unrealized Appreciation on Foreign Currency
Translations	1,119	9,972	25,353	–
Net Realized and Unrealized Gain/(Loss) on Investments	9,387,025	1,948,152	(1,905,100)	2,203,878
Net Increase/(Decrease) in Net Assets Resulting From Operations	$10,099,039	$2,253,949	$(18,409)	$2,536,023

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

34	www.cambriafunds.com

Cambria ETF Trust	Statements of Operations
For the Six Months Ended October 31, 2020 (Unaudited)

				Cambria Emerging
	Cambria Global	Cambria Value and	Cambria Sovereign	Shareholder Yield
	Asset Allocation ETF	Momentum ETF	Bond ETF	ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$236,708	$71,544	$–	$1,247,792
Dividend Income from Affiliated Investments	285,989	–	–	–
Interest Income	–	–	534,806	–
Income from Securities Lending	33,308	4,394	–	8,914
Less: Foreign Taxes Withheld	–	–	(7,350)	(208,240)
Total Investment Income	556,005	75,938	527,456	1,048,466
Expenses:
Management Fees	–	32,568	68,356	96,898
Custodian Fees	–	–	–	9,943
Total Expenses	–	32,568	68,356	106,841
Net Expenses	–	32,568	68,356	106,841
Net Investment Income	556,005	43,370	459,100	941,625
Net Realized and Unrealized Gains/(Losses) on Investments:
Net Realized Gain/(Loss) on Unaffiliated Investments(a)	(571,480)	117,451	(54,060)	26,763
Net Realized Gain on Affiliated Investments(a)	563,713	–	–	–
Net Realized Loss on Futures Contracts	–	(2,163,654)	–	–
Net Realized Loss on Foreign Currency Transactions	–	–	(1,043,058)	(11,039)
Net Change in Unrealized Appreciation on Unaffiliated Investments	1,930,191	1,615,171	1,813,077	3,507,475
Net Change in Unrealized Appreciation on Affiliated Investments	1,985,504	–	–	–
Net Change in Unrealized Appreciation on Futures Contracts	–	1,322,833	–	–
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translations	–	–	45,643	(992)
Change in Accumulated Foreign Capital Gains Tax on Appreciated Securities	–	–	–	(8,608)
Net Realized and Unrealized Gain on Investments	3,907,928	891,801	761,602	3,513,599
Net Increase in Net Assets Resulting From Operations	$4,463,933	$935,171	$1,220,702	$4,455,224

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	35

Cambria ETF Trust	Statements of Operations
For the Six Months Ended October 31, 2020 (Unaudited)

	Cambria Tail Risk		Cambria Cannabis	Cambria Global Real
	ETF	Cambria Trinity ETF	ETF	Estate ETF(a)
Investment Income:
Dividend Income from Unaffiliated Investments	$–	$154,890	$117,633	$20,293
Dividend Income from Affiliated Investments	–	159,089	–	–
Interest Income	1,144,618	–	–	–
Income from Securities Lending	–	17,426	208,841	–
Less: Foreign Taxes Withheld	–	–	–	(360)
Total Investment Income	1,144,618	331,405	326,474	19,933
Expenses:
Management Fees	864,067	–	33,996	2,119
Total Expenses	864,067	–	33,996	2,119
Waiver of Investment Advisory Fees	–	–	(9,796)	–
Net Expenses	864,067	–	24,200	2,119
Net Investment Income	280,551	331,405	302,274	17,814
Net Realized and Unrealized Gains/(Losses) on Investments:
Net Realized Gain/(Loss) on Unaffiliated Investments(b)	4,857,014	(40,903)	160,058	2,647
Net Realized Loss on Affiliated Investments(b)	–	(85,052)	–	–
Net Realized Loss on Purchased Options	(5,078,099)	–	–	–
Net Realized Gain on Foreign Currency Transactions	–	–	7,744	225
Net Change in Unrealized Appreciation/(Depreciation) on Unaffiliated Investments	(11,190,435)	683,541	(809,103)	(134,777)
Net Change in Unrealized Appreciation on Affiliated Investments	–	935,174	–	–
Net Change in Unrealized Depreciation on Purchased Options	(4,371,121)	–	–	–
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translations	–	–	(656)	3
Net Realized and Unrealized Gain/(Loss) on Investments	(15,782,641)	1,492,760	(641,957)	(131,902)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(15,502,090)	$1,824,165	$(339,683)	$(114,088)

(a)	For the period September 24, 2020 (Inception) to October 31, 2020.
(b)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

36	www.cambriafunds.com

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Foreign Shareholder Yield ETF
	Period Ended		Period Ended
	October 31, 2020	Year Ended	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020	(Unaudited)	April 30, 2020
Operations
Net investment Income	$712,014	$2,418,685	$305,797	$957,754
Net realized Gain/(Loss) on Investments(a)	(1,607,686)	1,350,870	(2,228,043)	(2,473,490)
Net realized Gain/(Loss) on Foreign Currency Transactions	–	211	(2,570)	29,598
Net Change in Unrealized Appreciation/(Depreciation) on Investments	10,993,592	(23,472,949)	4,168,793	(3,873,183)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	1,119	(876)	9,972	5,854
Net increase/(decrease) in net assets resulting from operations	10,099,039	(19,704,059)	2,253,949	(5,353,467)

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(717,390)	(2,366,810)	(391,129)	(1,045,339)
Net decrease from distributions	(717,390)	(2,366,810)	(391,129)	(1,045,339)

Capital Share Transactions
Issued	5,461,119	40,136,776	627	5,906,259
Redeemed	(9,959,670)	(69,353,301)	(2,945,839)	(8,740,414)
Decrease in Net Assets from Capital Share Transactions	(4,498,551)	(29,216,525)	(2,945,212)	(2,834,155)
Total Net Increase/(Decrease) in Net Assets	4,883,098	(51,287,394)	(1,082,392)	(9,232,961)

Net Assets
Beginning of Period	61,126,952	112,414,346	17,862,261	27,095,222
End of Period	$66,010,050	$61,126,952	$16,779,869	$17,862,261
Share Transactions:
Issued	150,000	1,100,000	–	250,000
Redeemed	(300,000)	(2,050,000)	(150,000)	(400,000)
Net decrease in Shares Outstanding from Share Transactions	(150,000)	(950,000)	(150,000)	(150,000)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	37

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Global Value ETF		Cambria Global Momentum ETF
	Period Ended		Period Ended
	October 31, 2020	Year Ended	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020	(Unaudited)	April 30, 2020
Operations
Net investment Income	$1,886,691	$4,123,136	$332,145	$2,453,576
Net realized Gain/(Loss) on Investments(a)	(820,743)	(22,000,147)	1,674,143	(5,665,310)
Net realized Loss on Foreign Currency Transactions	(7,868)	(425,487)	–	–
Capital Gain Distributions received from Affiliated Investments	–	–	–	143
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(1,101,842)	(22,995,996)	529,735	(1,152,517)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	25,353	(26,377)	–	–
Net increase/(decrease) in net assets resulting from operations	(18,409)	(41,324,871)	2,536,023	(4,364,108)

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(1,507,419)	(4,668,914)	(321,127)	(2,351,015)
Return of capital	–	–	–	(73,325)
Net decrease from distributions	(1,507,419)	(4,668,914)	(321,127)	(2,424,340)

Capital Share Transactions
Issued	2,180	15,562,265	–	3,700,810
Redeemed	(11,097,150)	(31,874,857)	(22,710,893)	(47,661,851)
Decrease in Net Assets from Capital Share Transactions	(11,094,970)	(16,312,592)	(22,710,893)	(43,961,041)
Total Net Decrease in Net Assets	(12,620,798)	(62,306,377)	(20,495,997)	(50,749,489)

Net Assets
Beginning of Period	96,587,469	158,893,846	78,449,019	129,198,508
End of Period	$83,966,671	$96,587,469	$57,953,022	$78,449,019
Share Transactions:
Issued	–	650,000	–	150,000
Redeemed	(650,000)	(1,550,000)	(950,000)	(1,900,000)
Net decrease in Shares Outstanding from Share Transactions	(650,000)	(900,000)	(950,000)	(1,750,000)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

38	www.cambriafunds.com

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Global Asset Allocation ETF		Cambria Value and Momentum ETF
	Period Ended		Period Ended
	October 31, 2020	Year Ended	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020	(Unaudited)	April 30, 2020
Operations
Net investment Income	$556,005	$1,988,834	$43,370	$134,731
Net realized Gain/(Loss) on Investments(a)	(7,767)	57,352	(2,046,203)	(919,624)
Capital Gain Distributions received from Affiliated Investments	–	18,099	–	–
Net Change in Unrealized Appreciation/(Depreciation) on Investments	3,915,695	(5,607,550)	2,938,004	(1,899,752)
Net increase/(decrease) in net assets resulting from operations	4,463,933	(3,543,265)	935,171	(2,684,645)

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(868,285)	(2,190,738)	(73,613)	(144,770)
Net decrease from distributions	(868,285)	(2,190,738)	(73,613)	(144,770)

Capital Share Transactions
Issued	–	5,495,418	–	1,756,399
Redeemed	(7,670,985)	(14,199,975)	(1,860,858)	(7,898,792)
Decrease in Net Assets from Capital Share Transactions	(7,670,985)	(8,704,557)	(1,860,858)	(6,142,393)
Total Net Decrease in Net Assets	(4,075,337)	(14,438,560)	(999,300)	(8,971,808)

Net Assets
Beginning of Period	49,929,505	64,368,065	10,818,067	19,789,875
End of Period	$45,854,168	$49,929,505	$9,818,767	$10,818,067

Share Transactions:
Issued	–	200,000	–	100,000
Redeemed	(300,000)	(550,000)	(100,000)	(400,000)
Net decrease in Shares Outstanding from Share Transactions	(300,000)	(350,000)	(100,000)	(300,000)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	39

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Sovereign Bond ETF		Cambria Emerging Shareholder Yield ETF
	Period Ended		Period Ended
	October 31, 2020	Year Ended	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020	(Unaudited)	April 30, 2020
Operations
Net investment Income	$459,100	$1,069,703	$941,625	$1,274,729
Net realized Gain/(Loss) on Investments(a)	(54,060)	(509,942)	26,763	(1,588,824)
Net realized Loss on Foreign Currency Transactions	(1,043,058)	(362,115)	(11,039)	(88,393)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	1,813,077	(798,880)	3,507,475	(5,139,202)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	45,643	(40,005)	(992)	1,380
Net Change in Unrealized Depreciation on Foreign Capital Gains on Appreciated Securities	–	–	(8,608)	(15,069)
Net increase/(decrease) in net assets resulting from operations	1,220,702	(641,239)	4,455,224	(5,555,379)

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(137,642)	(896,995)	(1,006,776)	(1,265,482)
Net decrease from distributions	(137,642)	(896,995)	(1,006,776)	(1,265,482)

Capital Share Transactions
Issued	–	12,860,852	1,438,681	21,381,344
Redeemed	(1,262,396)	(7,557,472)	–	(6,242,890)
Increase/(Decrease) in Net Assets from Capital Share Transactions	(1,262,396)	5,303,380	1,438,681	15,138,454
Total Net Increase/(Decrease) in Net Assets	(179,336)	3,765,146	4,887,129	8,317,593

Net Assets
Beginning of Period	22,388,471	18,623,325	28,712,674	20,395,081
End of Period	$22,209,135	$22,388,471	$33,599,803	$28,712,674

Share Transactions:
Issued	–	500,000	50,000	700,000
Redeemed	(50,000)	(300,000)	–	(200,000)
Net increase/(decrease) in Shares Outstanding from Share Transactions	(50,000)	200,000	50,000	500,000

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

40	www.cambriafunds.com

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Tail Risk ETF		Cambria Trinity ETF
	Period Ended		Period Ended
	October 31, 2020	Year Ended	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020	(Unaudited)	April 30, 2020
Operations
Net investment Income	$280,551	$950,066	$331,405	$1,019,985
Net realized Gain/(Loss) on Investments(a)	(221,085)	883,287	(125,955)	(2,213,651)
Capital Gain Distributions received from Affiliated Investments	–	–	–	7,930
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(15,561,556)	7,916,539	1,618,715	(3,280,241)
Net increase/(decrease) in net assets resulting from operations	(15,502,090)	9,749,892	1,824,165	(4,465,977)

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(293,913)	(954,741)	(389,164)	(1,047,196)
Net decrease from distributions	(293,913)	(954,741)	(389,164)	(1,047,196)

Capital Share Transactions
Issued	345,725,622	129,176,457	1,150,415	15,802,912
Redeemed	(54,354,185)	(43,228,645)	(5,632,360)	(3,261,007)
Increase/(Decrease) in Net Assets from Capital Share Transactions	291,371,437	85,947,812	(4,481,945)	12,541,905
Total Net Increase/(Decrease) in Net Assets	275,575,434	94,742,963	(3,046,944)	7,028,732

Net Assets
Beginning of Period	132,487,739	37,744,776	37,308,878	30,280,146
End of Period	$408,063,173	$132,487,739	$34,261,934	$37,308,878

Share Transactions:
Issued	15,700,000	5,850,000	50,000	650,000
Redeemed	(2,500,000)	(1,900,000)	(250,000)	(150,000)
Net increase/(decrease) in Shares Outstanding from Share Transactions	13,200,000	3,950,000	(200,000)	500,000

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	41

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Cannabis ETF		Cambria Global Real Estate ETF
		For the Period	For the Period
	Period Ended	July 24, 2019	September 24, 2020
	October 31, 2020	(Inception) to	(Inception) to
	(Unaudited)	April 30, 2020	October 31, 2020
Operations
Net investment Income	$302,274	$407,449	$17,814
Net realized Gain/(Loss) on Investments(a)	160,058	(861,495)	2,647
Net realized Gain on Foreign Currency Transactions	7,744	1,306	225
Net Change in Unrealized Depreciation on Investments	(809,103)	(5,902,192)	(134,777)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	(656)	727	3
Net increase/(decrease) in net assets resulting from operations	(339,683)	(6,354,205)	(114,088)

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(336,923)	(360,017)	–
Net decrease from distributions	(336,923)	(360,017)	–

Capital Share Transactions
Issued	3,723,194	15,751,752	5,069,596
Redeemed	(1,136,066)	–	–
Increase in Net Assets from Capital Share Transactions	2,587,128	15,751,752	5,069,596
Total Net Increase in Net Assets	1,910,522	9,037,530	4,955,508

Net Assets
Beginning of Period	9,037,530	–	–
End of Period	$10,948,052	$9,037,530	$4,955,508

Share Transactions:
Issued	300,000	800,002	200,002
Redeemed	(100,000)	–	–
Net increase in Shares Outstanding from Share Transactions	200,000	800,002	200,002

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

42	www.cambriafunds.com

Cambria Shareholder Yield ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2020		April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net Asset Value, Beginning of Year/Period	$29.82		$37.47	$37.98	$33.97	$28.62	$31.54
Income/(loss) from investment operations:
Net Investment Income(a)	0.37		0.86	0.79	0.64	0.50	0.64
Net Realized and Unrealized Gain (Loss) on Investments	4.92		(7.66)	(0.40)	3.94	5.35	(1.45)
Total from Operations	5.29		(6.80)	0.39	4.58	5.85	(0.81)

Distributions:
Distributions from Net Investment Income	(0.37)		(0.85)	(0.90)	(0.54)	(0.50)	(0.69)
Distributions from Net Realized Gains	–		–	–	(0.03)	–	(1.39)
Return of Capital	–		–	–	–	–	(0.03)
Total Distributions	(0.37)		(0.85)	(0.90)	(0.57)	(0.50)	(2.11)

Net Asset Value, End of Year/Period	$34.74		$29.82	$37.47	$37.98	$33.97	$28.62

Total Return(b)	17.85%		(18.43)%	1.10%	13.58%	20.62%	(2.59)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$66,010		$61,127	$112,414	$142,440	$125,682	$137,397

Ratio of Expenses to Average Net Assets(c)	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%

Ratio of Net Investment Income (Loss) to Average Net Assets	2.18	%(d)	2.40%	2.13%	1.77%	1.63%	2.10%
Portfolio Turnover(b)(e)	24%		30%	28%	16%	50%	43%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Expense ratios do not include expenses of the underlying funds.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	43

Cambria Foreign Shareholder Yield ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2020		April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net Asset Value, Beginning of Year/Period	$17.86		$23.56	$26.58	$23.03	$21.20	$23.80
Income/(loss) from investment operations:
Net Investment Income(a)	0.32		0.90	1.06	0.70	0.81	0.81
Net Realized and Unrealized Gain (Loss) on Investments	1.97		(5.60)	(2.79)	3.60	1.59	(2.61)
Total from Operations	2.29		(4.70)	(1.73)	4.30	2.40	(1.80)

Distributions:
Distributions from Net Investment Income	(0.41)		(1.00)	(1.29)	(0.75)	(0.57)	(0.68)
Return of Capital	–		–	–	–	–	(0.12)
Total Distributions	(0.41)		(1.00)	(1.29)	(0.75)	(0.57)	(0.80)

Net Asset Value, End of Year/Period	$19.74		$17.86	$23.56	$26.58	$23.03	$21.20

Total Return(b)	12.89%		(20.47)%	(6.34)%	19.03%	11.93%	(7.67)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$16,780		$17,862	$27,095	$46,511	$42,605	$26,495

Ratio of Expenses to Average Net Assets(c)	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.24	%(d)	4.04%	4.32%	2.78%	3.80%	3.83%
Portfolio Turnover(b)(e)	35%		47%	53%	44%	43%	53%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Expense ratios do not include expenses of the underlying funds.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

44	www.cambriafunds.com

Cambria Global Value ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2020		April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net Asset Value, Beginning of Year/Period	$16.37		$23.37	$26.05	$22.66	$19.29	$21.78
Income/(loss) from investment operations:
Net Investment Income(a)	0.34		0.62	0.64	0.56	0.50	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.45)		(6.91)	(2.33)	3.34	3.38	(2.57)
Total from Operations	(0.11)		(6.29)	(1.69)	3.90	3.88	(2.12)

Distributions:
Distributions from Net Investment Income	(0.27)		(0.71)	(0.61)	(0.51)	(0.51)	(0.37)
Distributions from Net Realized Gains	–		–	(0.38)	–	–	–
Total Distributions	(0.27)		(0.71)	(0.99)	(0.51)	(0.51)	(0.37)

Net Asset Value, End of Year/Period	$15.99		$16.37	$23.37	$26.05	$22.66	$19.29

Total Return(b)	(0.78)%		(27.71)%	(6.24)%	17.42%	20.85%	(9.76)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$83,967		$96,587	$158,894	$210,975	$112,190	$69,436

Ratio of Expenses to Average Net Assets(c)	0.69	%(d)	0.65%	0.69%	0.68%	0.68%	0.69%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.83	%(d)	2.84%	2.74%	2.22%	2.48%	2.36%
Portfolio Turnover(b)(e)	1%		25%	20%	14%	16%	15%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Expense ratios do not include expenses of the underlying funds.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	45

Cambria Global Momentum ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2020		April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net Asset Value, Beginning of Year/Period	$23.07		$25.09	$27.39	$24.72	$22.78	$25.35
Income/(loss) from investment operations:
Net Investment Income(a)	0.11		0.56	0.62	0.42	0.42	0.34
Net Realized and Unrealized Gain (Loss) on Investments	0.58		2.02	(2.33)	2.75	1.95	(2.51)
Total from Operations	0.69		(1.46)	(1.71)	3.17	2.37	(2.17)

Distributions:
Distributions from Net Investment Income	(0.11)		(0.54)	(0.59)	(0.50)	(0.40)	(0.38)
Return of Capital	–		(0.02)	–	–	(0.03)	(0.02)
Total Distributions	(0.11)		(0.56)	(0.59)	(0.50)	(0.43)	(0.40)

Net Asset Value, End of Year/Period	$23.65		$23.07	$25.09	$27.39	$24.72	$22.78

Total Return(b)	2.99%		(6.02)%	(6.23)%	12.97%	10.52%	(8.61)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$57,953		$78,449	$129,199	$105,457	$59,328	$21,639

Ratio of Expenses to Average Net Assets(c)	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.92	%(d)	2.25%	2.39%	1.57%	1.78%	1.43%
Portfolio Turnover(b)(e)	53%		251%	204%	50%	106%	316%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Expense ratios do not include expenses of the underlying funds.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

46	www.cambriafunds.com

Cambria Global Asset Allocation ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2020		April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net Asset Value, Beginning of Year/Period	$24.36		$26.82	$27.38	$25.64	$24.15	$25.43
Income/(loss) from investment operations:
Net Investment Income(a)	0.30		0.86	0.75	0.74	0.65	0.58
Net Realized and Unrealized Gain (Loss) on Investments	2.01		(2.36)	(0.53)	1.66	1.51	(1.26)
Total from Operations	2.31		(1.50)	0.22	2.40	2.16	(0.68)

Distributions:
Distributions from Net Investment Income	(0.47)		(0.85)	(0.77)	(0.66)	(0.67)	(0.60)
Distributions from Net Realized Gains	–		(0.11)	(0.01)	–	–	–
Total Distributions	(0.47)		(0.96)	(0.78)	(0.66)	(0.67)	(0.60)

Net Asset Value, End of Year/Period	$26.20		$24.36	$26.82	$27.38	$25.64	$24.15

Total Return(b)	9.51%		(5.87)%	0.91%	9.43%	9.08%	(2.58)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$45,854		$49,930	$64,368	$67,073	$37,182	$24,152

Ratio of Expenses to Average Net Assets(c)	0.00	%(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.27	%(d)	3.24%	2.85%	2.72%	2.62%	2.44%
Portfolio Turnover(b)(e)	9%		9%	2%	30%	9%	8%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Expense ratios do not include expenses of the underlying funds.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	47

Cambria Value and Momentum ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	October 31, 2020		April 30, 2020		April 30, 2019		April 30, 2018		April 30, 2017		April 30, 2016 (a)
Net Asset Value, Beginning of Year/Period	$16.64		$20.83		$25.09		$23.69		$22.69		$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	0.07		0.18		0.21		0.24		0.12		0.08
Net Realized and Unrealized Gain (Loss) on Investments	1.25		(4.17)		(4.23)		1.27		1.01		(2.32)
Total from Operations	1.32		(3.99)		(4.02)		1.51		1.13		(2.24)

Distributions:
Distributions from Net Investment Income	(0.11)		(0.20)		(0.24)		(0.11)		(0.13)		(0.07)
Total Distributions	(0.11)		(0.20)		(0.24)		(0.11)		(0.13)		(0.07)

Net Asset Value, End of Year/Period	$17.85		$16.64		$20.83		$25.09		$23.69		$22.69

Total Return(c)	8.02%		(19.32)%		(16.10)%		6.40%		4.98%		(8.96)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$9,819		$10,818		$19,790		$32,617		$8,291		$4,537

Ratio of Expenses to Average Net Assets(d)	0.59	%(e)	0.63	%(f)	0.64	%(g)	0.65	%(h)	0.66	%(i)	0.66	%(e)(i)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.79	%(e)	0.92%		0.86%		1.00%		0.50%		0.55	%(e)
Portfolio Turnover(c)(j)	44%		76%		89%		93%		76%		48%

(a)	Inception date September 8, 2015.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Expense ratios do not include expenses of the underlying funds.
(e)	Annualized.
(f)	Includes broker expense of 0.04%.
(g)	Includes broker expense of 0.05%.
(h)	Includes broker expense of 0.06%.
(i)	Includes broker expense of 0.07%.
(j)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

48	www.cambriafunds.com

Cambria Sovereign Bond ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2020		April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016 (a)
Net Asset Value, Beginning of Year/Period	$23.57		$24.83	$27.57	$27.20	$26.99	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	0.50		1.18	1.18	1.39	1.04	0.19
Net Realized and Unrealized Gain (Loss) on	0.76		(1.36)	(2.70)	0.64 (c)	0.14	1.80
Investments
Total from Operations	1.26		(0.18)	(1.52)	2.03	1.18	1.99

Distributions:
Distributions from Net Investment Income	(0.15)		(0.96)	(1.09)	(1.44)	(0.93)	–
Distributions from Net Realized Gains	–		(0.12)	(0.13)	(0.22)	(0.04)	–
Total Distributions	(0.15)		(1.08)	(1.22)	(1.66)	(0.97)	–

Net Asset Value, End of Year/Period	$24.68		$23.57	$24.83	$27.57	$27.20	$26.99

Total Return(d)	5.34%		(1.00)%	(5.44)%	7.56%	4.51%	7.96%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$22,209		$22,388	$18,623	$19,299	$9,521	$4,049

Ratio of Expenses to Average Net Assets(e)	0.59	%(f)	0.59%	0.59%	0.59%	0.59%	0.59	%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.96	%(f)	4.72%	4.69%	4.97%	3.88%	3.82	%(f)
Portfolio Turnover(d)(g)	1%		36%	37%	25%	86%	0%

(a)	Inception date February 22, 2016.
(b)	Per share data calculated using the average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains of investments for the period because of the sales and repurchases of the fund shares in relation to fluctuating market value of the investments of the fund.
(d)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(e)	Expense ratios do not include expenses of the underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	49

Cambria Emerging Shareholder Yield ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2020		April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017 (a)
Net Asset Value, Beginning of Year/Period	$24.97		$31.38	$35.83	$29.40	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	0.80		1.30	1.29	1.01	0.43
Net Realized and Unrealized Gain (Loss) on
Investments	3.09		(6.35)	(3.58)	6.40	4.18
Total from Operations	3.89		(5.05)	(2.29)	7.41	4.61

Distributions:
Distributions from Net Investment Income	(0.86)		(1.36)	(1.05)	(0.98)	(0.21)
Distributions from Net Realized Gains	–		–	(1.11)	–	–
Total Distributions	(0.86)		(1.36)	(2.16)	(0.98)	(0.21)

Net Asset Value, End of Year/Period	$28.00		$24.97	$31.38	$35.83	$29.40

Total Return(c)	15.68%		(16.89)%	(5.80)%	25.75%	18.57%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$33,600		$28,713	$20,395	$30,458	$11,759

Ratio of Expenses to Average Net Assets(d)	0.65	%(e)	0.69%	0.66%	0.65%	0.69	%(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.73	%(e)	4.38%	4.09%	2.99%	2.00	%(e)
Portfolio Turnover(c)(f)	22%		81%	115%	26%	33%

(a)	Inception date July 13, 2016.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Expense ratios do not include expenses of the underlying funds.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

50	www.cambriafunds.com

Cambria Tail Risk ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2020		April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017 (a)
Net Asset Value, Beginning of Year/Period
Income/(loss) from investment operations:	$22.65		$19.87	$21.58	$24.74	$25.00
Net Investment Income(b)	0.02		0.27	0.39	0.38	0.02	(a)
Net Realized and Unrealized Gain (Loss) on
Investments	(1.23)		2.77	(1.73)	(3.27)	(0.28)
Total from Operations	(1.21)		3.04	(1.34)	(2.89)	(0.26)

Distributions:
Distributions from Net Investment Income	(0.02)		(0.26)	(0.37)	(0.27)	–
Total Distributions	(0.02)		(0.26)	(0.37)	(0.27)	–

Net Asset Value, End of Year/Period	$21.42		$22.65	$19.87	$21.58	$24.74

Total Return(c)	(5.34)%		15.47%	(6.31)%	(11.74)%	(1.04)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$408,063		$132,488	$37,745	$22,658	$2,474

Ratio of Expenses to Average Net Assets(d)	0.59	%(e)	0.59%	0.59%	0.59%	0.59	%(e)
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.19	%(e)	1.31%	1.89%	1.66%	1.38	%(e)
Portfolio Turnover(c)(f)	99%		19%	56%	56%	0%

(a)	Inception date April 5, 2017.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Expense ratios do not include expenses of the underlying funds.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	51

Cambria Trinity ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended	Period Ended
	October 31, 2020		April 30, 2020	April 30, 2019 (a)
Net Asset Value, Beginning of Year/Period
Income/(loss) from investment operations:	$21.32		$24.22	$25.00
Net Investment Income(b)	0.19		0.65	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0.82		(2.91)	(0.83)
Total from Operations	1.01		(2.26)	(0.44)

Distributions:
Distributions from Net Investment Income	(0.23)		(0.62)	(0.34)
Distributions from Net Realized Gains	–		(0.02)	–
Total Distributions	(0.23)		(0.64)	(0.34)

Net Asset Value, End of Year/Period	$22.10		$21.32	$24.22

Total Return(c)	4.74%		(9.57)%	(1.71)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$34,262		$37,309	$30,280

Ratio of Expenses to Average Net Assets(d)	0.00	%(e)	0.00%	0.00	%(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.72	%(e)	2.74%	2.55	%(e)
Portfolio Turnover(c)(f)	26%		88%	0%

(a)	Inception date September 7, 2018.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Expense ratios do not include expenses of the underlying funds.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

52	www.cambriafunds.com

Cambria Cannabis ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended		Period Ended
	October 31, 2020		April 30, 2020 (a)
Net Asset Value, Beginning of Year/Period	$11.30		$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	0.32		0.70
Net Realized and Unrealized Loss on
Investments	(0.31)		(13.87)
Total from Operations	0.01		(13.17)

Distributions:
Distributions from Net Investment Income	(0.36)		(0.52)
Distributions from Net Realized Gains	–		(0.01)
Total Distributions	(0.36)		(0.53)

Net Asset Value, End of Year/Period	$10.95		$11.30

Total Return(c)	(0.17)%		(53.04)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$10,948		$9,038

Ratio of Expenses to Average Net Assets Including Waivers(d)	0.42	%(e)	0.42	%(e)
Ratio of Expenses to Average Net Assets Excluding Waivers(d)	0.59	%(e)	0.59	%(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.25	%(e)	6.20	%(e)
Portfolio Turnover(c)(f)	0%		4%

(a)	Inception date July 24, 2019
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Expense ratios do not include expenses of the underlying funds.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2020	53

Cambria Global Real Estate ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2020 (a)
Net Asset Value, Beginning of Year/Period	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	0.13
Net Realized and Unrealized Loss on Investments	(0.35)
Total from Operations	(0.22)

Net Asset Value, End of Year/Period	$24.78

Total Return(c)	(0.88)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$4,956

Ratio of Expenses to Average Net Assets(d)	0.59	%(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.96	%(e)
Portfolio Turnover(c)(f)	0%

(a)	Inception date September 24, 2020.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Expense ratios do not include expenses of the underlying funds.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

54	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as an open–end registered management investment company under the Investment Company Act of 1940, as amended. The Trust is comprised of multiple exchange traded funds (“ETFs”). These financial statements relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Trinity ETF, Cambria Cannabis ETF and Cambria Global Real Estate ETF (each, a “Fund” and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified, except Cambria Sovereign Bond ETF. Each Fund is actively managed.

The investment objective of the Cambria Shareholder Yield ETF is to seek income and capital appreciation. Prior to June 1, 2020, the investment objective of Cambria Shareholder Yield ETF was to seek investment results that corresponded (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Shareholder Yield Index. The Fund inception date is May 13, 2013.

The investment objective of the Cambria Foreign Shareholder Yield ETF is to seek income and capital appreciation. Prior to June 1, 2020, the investment objective of the Cambria Foreign Shareholder Yield ETF was to seek investment results that corresponded (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Foreign Shareholder Yield Index. The Fund inception date is December 2, 2013.

The investment objective of the Cambria Global Value ETF is to seek income and capital appreciation. Prior to June 29, 2020, the investment objective of the Cambria Global Value ETF was to seek investment results that corresponded (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Global Value Index. The Fund inception date is March 11, 2014.

The investment objective of the Cambria Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Fund inception date is November 3, 2014.

The investment objective of the Cambria Global Asset Allocation ETF is to seek income and capital appreciation. The Fund inception date is December 9, 2014.

The investment objective of the Cambria Value and Momentum ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Fund inception date is September 8, 2015.

The investment objective of the Cambria Sovereign Bond ETF is to seek income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi–sovereign bonds. The Fund inception date is February 22, 2016.

The investment objective of the Cambria Emerging Shareholder Yield ETF is to seek income and capital appreciation. Prior to June 29, 2020, the investment objective of the Cambria Emerging Shareholder Yield ETF was to seek investment results that corresponded (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Emerging Shareholder Yield Index. The Fund inception date is July 13, 2016.

The investment objective of the Cambria Tail Risk ETF is to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk. The Fund inception date is April 5, 2017.

The investment objective of the Cambria Trinity ETF is to seek income and capital appreciation. The Fund inception date is September 10, 2018.

The investment objective of the Cambria Cannabis ETF is to seek capital appreciation from investments in the global equity markets that have exposure to the broad cannabis industry. The Fund inception date is July 25, 2019.

The investment objective of the Cambria Global Real Estate ETF is to seek income and capital appreciation. The Fund inception date is September 24, 2020.

Shares of the Funds are listed and traded on the CBOE BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Semi-Annual Report | October 31, 2020	55

Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third–party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third–party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker–supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third–party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Futures are valued at the settlement price established for the business day by the board of trade on which they are traded. Settlement prices for financial futures are provided by an independent pricing agent.

Options are valued at the mean between the last bid and ask prices reported from the options exchange on which such options are listed. If there is no reported sale, long options positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

For the period ended October 31, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.

56	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.

Futures Contracts — To the extent consistent with its investment objective and strategies, Cambria Value and Momentum ETF utilized futures contracts during the period ended October 31, 2020. The Fund’s investment in futures contracts is designed to enable the Fund to more closely approximate the performance of its benchmark index. Cambria Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Cambria Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. A margin deposit was made upon entering into futures contracts and is included in Cash at Broker on the Statements of Assets and Liabilities.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that Cambria Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Fund’s policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as Cambria Value and Momentum ETF does not have a master netting agreement with the counterparty to the futures contracts. Refer to the Cambria Value and Momentum ETF Schedule of Investments for details regarding open future contracts as of October 31, 2020. The fair value of equity futures contracts held in the Fund can be found on the Statements of Assets and Liabilities under the captions variation margin receivable/payable. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) of futures contracts are reported in the Cambria Value and Momentum ETF Schedule of Investments. Realized gains or losses on equity rate futures contracts related to the Fund is recognized on the Statements of Operations as part of net realized gain (loss) on futures contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as net change in unrealized gain (loss) on futures contracts.

Options Written/Purchased — The Cambria Value and Momentum ETF and Cambria Tail Risk ETF may invest in equity options contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. In particular, (1) the Cambria Value and Momentum ETF may use options to hedge up to 100% of the value of its long portfolio in an attempt to avoid overvalued and downtrending markets and (2) the Cambria Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of domestic equities over rolling one–month periods. A Fund may also invest in equity option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

Semi-Annual Report | October 31, 2020	57

Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

The Cambria Tail Risk ETF had options contracts as of October 31, 2020, as disclosed in the Fund’s Schedule of Investments. Any realized and change in unrealized gains or losses can be found on the Statements of Operations.

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Cambria Value and Momentum ETF
Equity Risk (Futures Contracts)(a)	Unrealized appreciation on futures contracts	$92,272	Unrealized depreciation on futures contracts	N/A
Total		$92,272

Cambria Tail Risk ETF
Equity Contracts (Purchased Options)	Investments, at value	$24,827,280	Investments, at value	N/A
Total		$24,827,280

(a)	Represents cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the current day’s net variation margin is reported within the Statement of Assets and Liabilities.

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Cambria Value and Momentum ETF
Equity Risk (Futures Contracts)	Net Realized Loss on Futures Contracts/ Net change in Unrealized Appreciation on Futures Contracts	(2,163,654)	1,322,833
Total		$(2,163,654)	$1,322,833
Cambria Tail Risk ETF
Equity Contracts (Purchased Options)	Net realized Loss on Purchased Options/ Net Change in Unrealized Depreciation on Purchased Options	(5,078,099)	(4,371,121)
Total		$(5,078,099)	$(4,371,121)

The average purchased option contracts notional amount during the year ended October 31, 2020 for Cambria Tail Risk ETF is $296,417,535.

Federal Income Taxes — The Funds intend to qualify as “regulated investment companies” under Sub–chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

58	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more–likely–than–not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more–likely–than–not threshold are recorded as a tax benefit or expense in the current period.

The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on–going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Organizational and Offering Expenses — All organizational and offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statements of Assets and Liabilities.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Dividend income received from the underlying funds is recognized on the ex–dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on ex–dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex–dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.

Foreign Taxes — The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distributes their net capital gains, if any, to shareholders at least annually. All distributions are recorded on ex–dividend date.

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called creation units (“Creation Units”). Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

The distributor has entered into participant agreements with certain broker–dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Fund.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Semi-Annual Report | October 31, 2020	59

Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the year or period ended October 31, 2020:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee	Variable Charge
Cambria Shareholder Yield ETF	$50,000	$700	$1,737,000	$700	None
Cambria Foreign Shareholder Yield ETF	50,000	2,500	987,000	2,500	Up to 2.0%
Cambria Global Value ETF	50,000	3,500	799,500	3,500	Up to 2.0%
Cambria Global Momentum ETF	50,000	500	1,182,500	500	Up to 2.0%
Cambria Global Asset Allocation ETF	50,000	500	1,310,000	500	None
Cambria Value and Momentum ETF	50,000	700	892,500	700	None
Cambria Sovereign Bond ETF	50,000	1,500	1,234,000	1,500	Up to 2.0%
Cambria Emerging Shareholder Yield ETF	50,000	3,500	1,400,000	3,500	Up to 2.0%
Cambria Tail Risk ETF	50,000	500	1,071,000	500	None
Cambria Trinity ETF	50,000	250	1,105,000	250	None
Cambria Cannabis ETF	50,000	500	547,500	500	Up to 2.0%
Cambria Global Real Estate ETF	50,000	1,500	1,239,000	1,500	Up to 2.0%

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in–kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark–to–market value of the missing Deposit Securities.

Illiquid Securities — A security is considered illiquid if the Fund reasonably expects that the investment cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash and cash equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds has the right to set off the amounts owed with the amounts owed by the other party, the Funds intends to set off, and the Funds right of setoff is enforceable at law.

As of October 31, 2020, the Funds’ financial instruments and derivative instruments are not subject to a master netting arrangement.

4. RELATED PARTIES

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers each Fund’s investment program. The Investment Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, the Funds pay the Investment Adviser, on a monthly basis, an annual advisory fee based on their average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59%, excluding the Cambria Global Asset Allocation ETF and Cambria Trinity ETF, neither of which is charged an advisory fee.

With respect to each Fund, except the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds, except for the advisory fee, payments under each Fund’s 12b–1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund’s 12b–1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF may pay up to 0.10% in custody fees. The Management Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

60	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

Cambria Cannabis ETF has agreed to waive 0.17% of its advisory fee, on an annualized basis, through at least August 31, 2021, unless otherwise terminated by the Board. The waived fees are not eligible for recapture by the Investment Adviser.

Additionally, the Investment Adviser earned $24,797 in management fees from the Cambria Global Momentum ETF related to the Fund’s investment in affiliated funds, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Shareholder Yield ETF, and Cambria Sovereign Bond ETF.

Administrator, Custodian and Transfer Agent — ALPS Fund Services, Inc. (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and a Transfer Agency Services Agreement.

Distribution Agreement — ALPS Distributors Inc., an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b–1 under the Investment Company Act of 1940 (the “1940 Act”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year for certain distribution–related activities. However, no such fee is currently paid by the Funds, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

Certain officers and trustees of the Funds during and as of the period ended October 31, 2020 are officers/employees of the Investment Adviser, the Administrator, or ALPS Distributors Inc.

5. INVESTMENT TRANSACTIONS

For the period ended October 31, 2020, the purchases and sales of investments in securities, excluding in–kind transactions, long–term U.S. Government and short–term securities, were:

	Purchases of	Proceeds from Sales
Fund	Securities	of Securities
Cambria Shareholder Yield ETF	$14,730,038	$15,840,813
Cambria Foreign Shareholder Yield ETF	6,108,935	6,052,060
Cambria Global Value ETF	548,529	2,124,169
Cambria Global Momentum ETF	37,274,794	36,563,051
Cambria Global Asset Allocation ETF	4,339,339	5,798,176
Cambria Value and Momentum ETF	4,113,664	4,690,098
Cambria Sovereign Bond ETF	–	–
Cambria Emerging Shareholder Yield ETF	7,823,362	6,704,230
Cambria Tail Risk ETF	–	–
Cambria Trinity ETF	9,871,262	9,602,888
Cambria Cannabis ETF	220,028	–
Cambria Global Real Estate ETF(1)	353,715	–

(1)	The Fund’s inception date is September 24, 2020.

For the period ended October 31, 2020, the Cambria Sovereign Bond ETF had purchases and sales of U.S. Government securities of $164,497 and $274,686, respectively.

Semi-Annual Report | October 31, 2020	61

Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

For the period ended October 31, 2020, the Cambria Tail Risk ETF had purchases and sales of U.S. Government securities of $459,758,649, and $265,112,797, respectively.

For the period ended October 31, 2020, in–kind transactions associated with creations and redemptions were:

		Proceeds from Sales of	Net Realized
Fund	Purchases of Securities	Securities	Gain/(Loss)
Cambria Shareholder Yield ETF	$5,349,447	$9,812,663	$217,963
Cambria Foreign Shareholder Yield ETF	–	2,667,414	(240,347)
Cambria Global Value ETF	–	9,916,066	(826,421)
Cambria Global Momentum ETF	–	22,335,466	1,290,172
Cambria Global Asset Allocation ETF	–	7,580,090	20,964
Cambria Value and Momentum ETF	–	1,663,862	448,789
Cambria Emerging Shareholder Yield ETF	587,374	–	–
Cambria Tail Risk ETF	83,797,550	11,680,631	262,891
Cambria Trinity ETF	1,132,849	5,551,357	210,132
Cambria Cannabis ETF	3,602,607	1,110,625	153,962
Cambria Global Real Estate ETF(1)	4,404,108	–	–

(1)	The Fund’s inception date is September 24, 2020.

For the year ended April 30, 2020, in–kind transactions associated with creations and redemptions were:

		Proceeds from Sales of	Net Realized
Fund	Purchases of Securities	Securities	Gain/(Loss)
Cambria Shareholder Yield ETF	$14,447,643	$67,027,261	$5,649,800
Cambria Foreign Shareholder Yield ETF	5,713,159	8,369,045	(414,519)
Cambria Global Value ETF	13,432,396	27,655,007	275,292
Cambria Global Momentum ETF	3,632,317	46,104,872	2,059,302
Cambria Global Asset Allocation ETF	5,446,155	14,026,716	583,059
Cambria Value and Momentum ETF	1,470,220	7,203,023	683,405
Cambria Emerging Shareholder Yield ETF	10,678,115	3,421,339	325,912
Cambria Tail Risk ETF	48,969,170	26,597,319	2,660,594
Cambria Trinity ETF	15,287,194	3,188,161	(64,878)
Cambria Cannabis ETF(1)	12,066,496	–	–

(1)	The Fund’s inception date is July 24, 2019.

6. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investments could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are subject to the principal risks set forth in their prospectuses under the heading “Principal Risks.” Some of these risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, or ability to meet its investment objective, are set forth below.

Cannabis Industry Risk — Cannabis Companies are subject to various laws and regulations that may differ at the local and federal level. These laws and regulations may significantly affect a Cannabis Company’s ability to secure financing, impact the market for cannabis industry sales and services, and set limitations on marijuana use, production, transportation, and storage. Cannabis Companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, Cannabis Companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries. TOKE invests in publicly–traded Cannabis Companies primarily listed and traded on a national securities exchange that operates in a jurisdiction where the Cannabis Companies’ cannabis–related business activities are legal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

62	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

Cash Redemption Risk — Each Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, each Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in–kind. As a result, such Fund may be less tax efficient if it includes such a cash payment than if the in–kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). In addition, cash redemptions may incur higher brokerage costs than in–kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Commodity Investing Risk. Investing in commodity–related companies may subject a Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings.

Cyber Security Risk — Each Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber–attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial–of–service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber–attacks affecting the Fund’s third–party service providers, including Cambria, the custodian, and the transfer agent, may subject the Fund to many of the same risks associated with direct cyber security breaches and adversely impact the Fund. For instance, cyber–attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. Cyber security breaches of market makers, Authorized Participants, or the issuers of securities in which the Fund invests could also have material adverse consequences on the Fund’s business operations and cause financial losses for the Fund and its shareholders. While the Fund and its service providers have established business continuity plans and risk management systems designed to address cyber security risks, prevent cyber–attacks and mitigate the impact of cyber security breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cyber security protections put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.

Derivatives Risk — Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, indexes, rates or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on Fund performance. The successful use of derivatives generally depends on the ability to predict market movements. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce a Fund’s return. A Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Dividend Paying Security Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Emerging Markets Risk — Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Equity Investing Risk — The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. The Cambria Sovereign Bond ETF and Cambria Tail Risk ETF do not invest in equities.

Semi-Annual Report | October 31, 2020	63

Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

Exchange–Traded Funds and Exchange–Traded Products (“ETP”) and Investment Companies Risk — The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, a Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Fixed Income Risk — A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by a Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase.

Foreign Investment Risk — Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities by a Fund are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Futures Contracts Risk — Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

High Yield Securities Risk — High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Management Risk — The Funds that are actively managed (“Active Funds”) use proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that an Active Fund will achieve its investment objective. This could result in an Active Fund’s underperformance compared to other funds with similar investment objectives.

Market Events Risk — Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Funds. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long–term prospects.

Market Risk of Recent Events — The respiratory illness COVID–19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of Fund investments. The ultimate economic fallout from the pandemic, and the long–term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

Non–Correlation Risk — The returns of the Index Funds may not match the return of their Underlying Indexes for a number of reasons. For example, each Index Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Index Fund and its Underlying Index may vary due to asset valuation differences and differences between each Index Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

64	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

Options Risk — Options are subject to correlation risk because there may be an imperfect correlation between the prices of options and movements in the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them. The success of the Fund’s investment in options depends upon many factors, such as the price of the options which is a function of various factors that may change rapidly over time. If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in its pursuit. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to an over–the–counter options transaction.

Premium–Discount Risk — The shares may trade above or below their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the Exchange. The trading price of shares may deviate significantly from NAV during periods of market volatility. Cambria cannot predict whether shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. However, given that shares can be purchased and redeemed in large blocks of shares, called Creation Units (unlike shares of closed–end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund’s portfolio holdings are fully disclosed on a daily basis, Cambria believes that large discounts or premiums to the NAV of shares should not be sustained, but that may not be the case.

Real Estate Investments Risk — Investments in real estate are subject to certain risks, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The availability of mortgages and changes in interest rates may also affect real estate values.

Real Estate Investment Trust “REIT” Risk. In addition to the risks associated with the direct ownership of real estate and real estate–related securities, REITs are subject to additional risks, including those related to adverse governmental actions, and the performance of a REIT may be affected by its failure to qualify for tax–free pass through of income or its failure to maintain exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self–liquidations. As a result, investments in REITs may be volatile. REITs also have their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk — Investors buying or selling shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. Further, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Small and Medium Capitalization Company Risk — Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sovereign Debt Securities Risk — Investments in sovereign and quasi–sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Sovereign Bond ETF may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Sovereign Bond ETF’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non–U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

Semi-Annual Report | October 31, 2020	65

Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third–party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8. INCOME TAXES

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to redemption in kind transactions. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid–in capital, as appropriate, in the period that the differences arise.

For tax purposes, short–term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the fiscal year or period April 30, 2020, were as follows:

		Long–Term Capital
Fund	Ordinary Income	Gains	Return of Capital
Cambria Shareholder Yield ETF	$2,366,810	$–	$–
Cambria Foreign Shareholder Yield ETF	1,045,339	–	–
Cambria Global Value ETF	4,668,914	–	–
Cambria Global Momentum ETF	2,351,015	–	73,325
Cambria Global Asset Allocation ETF	1,942,060	248,678	–
Cambria Value and Momentum ETF	144,770	–	–
Cambria Sovereign Bond ETF	826,483	70,512	–
Cambria Emerging Shareholder Yield ETF	1,265,482	–	–
Cambria Tail Risk ETF	954,741	–	–
Cambria Trinity ETF	1,004,566	42,630	–
Cambria Cannabis ETF	360,017	–	–

For tax purposes, short term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the fiscal year or period April 30, 2019, were as follows:

Fund	Ordinary Income	Long–Term Capital Gains
Cambria Shareholder Yield ETF	$3,004,745	$–
Cambria Foreign Shareholder Yield ETF	1,779,049	–
Cambria Global Value ETF	4,113,334	2,423,857
Cambria Global Momentum ETF	2,556,119	–
Cambria Global Asset Allocation ETF	1,871,322	14,175
Cambria Value and Momentum ETF	325,364	–
Cambria Sovereign Bond ETF	839,784	70,840
Cambria Emerging Shareholder Yield ETF	657,225	610,107
Cambria Tail Risk ETF	456,126	–
Cambria Trinity ETF	300,532	–

66	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

As of April 30, 2020, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

			Net Unrealized
			Appreciation/	Other Cumulative
	(Over)/ Undistributed Accumulated Capital		(Depreciation) on	Effect of Timing	Total distributable
Fund	Ordinary Income	Gains/ (Losses)	Investments	Differences	earnings
Cambria Shareholder Yield ETF	$112,356	$(7,188,623)	$(12,699,085)	$–	$(19,775,352)
Cambria Foreign Shareholder Yield ETF	132,280	(3,563,106)	(6,040,924)	–	(9,471,750)
Cambria Global Value ETF	(281,877)	(24,618,760)	(32,035,777)	–	(56,936,414)
Cambria Global Momentum ETF	–	(13,298,343)	1,733,973	–	(11,564,370)
Cambria Global Asset Allocation ETF	319,607	(513,480)	(6,069,004)	–	(6,262,877)
Cambria Value and Momentum ETF	45,004	(10,440,594)	(1,170,411)	1,229,861	(10,336,140)
Cambria Sovereign Bond ETF	–	(516,040)	(2,700,682)	(106,342)	(3,323,064)
Cambria Emerging Shareholder Yield ETF	110,569	(2,224,790)	(4,005,238)	(35)	(6,119,494)
Cambria Tail Risk ETF	59,940	(3,750,700)	5,039,201	–	1,348,441
Cambria Trinity ETF	57,573	(2,033,089)	(3,555,559)	–	(5,531,075)
Cambria Cannabis ETF	55,913	(866,986)	(5,903,149)	–	(6,714,222)

The difference between the federal income tax cost of portfolio investments and other financial instruments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and certain market to market adjustments.

Funds are permitted to carry forward losses for an unlimited period and losses that are carried forward will retain their character as either short term or long term capital losses. As of April 30, 2020, the Funds have the following capital loss carryforwards and offset capital gains for an unlimited period:

Fund	Short–Term	Long–Term
Cambria Shareholder Yield ETF	$782,232	$–
Cambria Foreign Shareholder Yield ETF	1,551,538	1,017,151
Cambria Global Value ETF	–	2,684,796
Cambria Global Momentum ETF	7,454,958	202,193
Cambria Global Asset Allocation ETF	4,138	90,972
Cambria Value and Momentum ETF	8,366,221	887,936
Cambria Sovereign Bond ETF	–	3,055
Cambria Emerging Shareholder Yield ETF	655,516	–
Cambria Tail Risk ETF	1,210,486	2,540,214
Cambria Trinity ETF	–	81,859

During the period ended April 30, 2020, the Cambria Shareholder Yield ETF, Cambria Tail Risk ETF and Cambria Global Value ETF utilized $2,107,081, $1,241,942 and $929,742 of capital loss carryforwards to offset capital gains, respectively.

Semi-Annual Report | October 31, 2020	67

Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

The Funds elect to defer to the period ending April 30, 2021, capital losses recognized during the period November 1, 2019 through April 30, 2020 in the amount of:

Fund	Capital Losses Recognized
Cambria Shareholder Yield ETF	$6,406,391
Cambria Foreign Shareholder Yield ETF	994,417
Cambria Global Value ETF	21,933,964
Cambria Global Momentum ETF	5,641,192
Cambria Global Asset Allocation ETF	418,370
Cambria Value and Momentum ETF	1,186,437
Cambria Sovereign Bond ETF	512,985
Cambria Emerging Shareholder Yield ETF	1,569,274
Cambria Trinity ETF	1,951,230
Cambria Cannabis ETF	866,986

The Funds elect to defer to the period ending April 30, 2021, late year ordinary losses in the amount of:

Fund	Ordinary Losses Recognized
Cambria Global Value ETF	$281,877
Cambria Sovereign Bond ETF	40,340

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2020, were as follows:

	Gross Appreciation	Gross Depreciation	Net Unrealized
	(excess of value	(excess of tax	Appreciation/	Cost of Investments for
Fund	over tax cost)	cost over value)	(Depreciation)*	Income Tax Purposes
Cambria Shareholder Yield ETF	$9,471,729	$(11,176,146)	$(1,704,417)	$86,911,352
Cambria Foreign Shareholder Yield ETF	1,691,861	(3,543,953)	(1,852,092)	19,323,201
Cambria Global Value ETF	5,140,859	(38,228,548)	(33,087,689)	115,154,349
Cambria Global Momentum ETF	3,243,995	(402,568)	2,841,427	59,407,319
Cambria Global Asset Allocation ETF	2,405,476	(4,558,785)	(2,153,309)	48,985,595
Cambria Value and Momentum ETF	2,091,427	(278,707)	1,812,720	5,541,119
Cambria Sovereign Bond ETF	1,178,283	(2,021,485)	(843,202)	21,279,712
Cambria Emerging Shareholder Yield ETF	4,345,308	(4,765,947)	(420,639)	33,759,646
Cambria Tail Risk ETF	1,849,917	(11,291,184)	(9,441,267)	412,449,134
Cambria Trinity ETF	928,677	(2,845,228)	(1,916,551)	37,284,903
Cambria Cannabis ETF	703,984	(7,415,279)	(6,711,295)	20,106,219
Cambria Global Real Estate ETF	47,589	(182,005)	(134,416)	4,757,462

9. SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with Brown Brothers Harriman & Co., (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the respective Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the then market value of domestic loaned securities and 105% of the value of foreign equity securities. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because of adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of that Fund.

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Cambria ETF Trust	Notes to Financial Statements
October 31, 2020 (Unaudited)

Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because of adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of that Fund.

Cash collateral received in connection with securities lending is invested in Fidelity Investments Money Market Treasury Portfolio and is presented on the Statements of Investments.

Securities lending transactions are entered into by a Fund under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from a Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non–cash collateral, if any, which would be subject to offset as of October 31, 2020:

	Gross Amount of
	Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Net Amount
Cambria Shareholder Yield ETF	$19,973,845	$19,973,845	$–
Cambria Foreign Shareholder Yield ETF	1,108,436	1,108,436	–
Cambria Global Value ETF	816,812	816,812	–
Cambria Global Momentum ETF	4,889,417	4,889,417	–
Cambria Global Asset Allocation ETF	2,586,909	2,586,909	–
Cambria Value and Momentum ETF	2,608,373	2,608,373	–
Cambria Emerging Shareholder Yield ETF	633,490	633,490	–
Cambria Trinity ETF	1,438,896	1,438,896	–
Cambria Cannabis ETF	2,431,689	2,431,689	–

(1)	Excess collateral (received) in connection with the above securities lending transactions is not shown for financial reporting purposes. The value of loaned securities and related collateral outstanding at October 31, 2020 are shown in each Fund’s Schedule of Investments.

Semi-Annual Report | October 31, 2020	69

Cambria ETF Trust	Disclosure of Fund Expenses
October 31, 2020 (Unaudited)

All ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Shareholder may incur brokerage commissions on their purchase and sales of Fund Shares, which are not reflected in the examples below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples do not reflect any brokerage commissions that you may pay on purchases and sales of Shares. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2020 to October 31, 2020).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

				Expenses Paid
	Beginning Account	Ending Account		During period
	Value	Value		May 1, 2020 –
	May 1, 2020	October 31, 2020	Expense Ratio(a)	October 31, 2020(b)
Cambria Shareholder Yield ETF
Actual	$1,000.00	$1,178.50	0.59%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

Cambria Foreign Shareholder Yield ETF
Actual	$1,000.00	$1,128.90	0.59%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

Cambria Global Value ETF
Actual	$1,000.00	$992.20	0.69%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.69%	$3.52

Cambria Global Momentum ETF
Actual	$1,000.00	$1,029.90	0.59%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

70	www.cambriafunds.com

Cambria ETF Trust	Disclosure of Fund Expenses
October 31, 2020 (Unaudited)

				Expenses Paid
	Beginning Account	Ending Account		During period
	Value	Value		May 1, 2020 –
	May 1, 2020	October 31, 2020	Expense Ratio(a)	October 31, 2020(b)
Cambria Global Asset Allocation ETF
Actual	$1,000.00	$1,095.10	–%	$–
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	–%	$–

Cambria Value and Momentum ETF
Actual	$1,000.00	$1,080.20	0.59%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

Cambria Sovereign Bond ETF
Actual	$1,000.00	$1,053.40	0.59%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

Cambria Emerging Shareholder Yield ETF
Actual	$1,000.00	$1,156.80	0.65%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31

Cambria Tail Risk ETF
Actual	$1,000.00	$946.60	0.59%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

Cambria Trinity ETF
Actual	$1,000.00	$1,047.40	–%	$–
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	–%	$–

Cambria Cannabis ETF
Actual	$1,000.00	$998.30	0.42%	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	0.42%	$2.14

Cambria Global Real Estate ETF
Actual	$1,000.00	$991.20	0.59%	$0.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$0.62

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half–year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year 184/365 (to reflect the half–year period).

Semi-Annual Report | October 31, 2020	71

Cambria ETF Trust	Approval of Advisory Agreement & Board Considerations
October 31, 2020 (Unaudited)

The Board of Trustees (the “Board”) of Cambria ETF Trust (the “Trust”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), attended an in-person meeting on March 16, 2017, called for the purpose of, among other things, the consideration of, and voting on, the approval of the investment advisory agreement (the “Agreement”) between Cambria Investment Management, L.P. (“Cambria”) and the Trust, with respect to a newly proposed series of the Trust: Cambria Global Real Estate ETF (formerly, Cambria Global REIT ETF) (the “New Fund”). Subsequent to this initial meeting, the Board considered and voted to approve the Agreement, with respect to the New Fund, in-person on March 14, 2018, and telephonically at meetings held on March 10 and March 19, 2020 (collectively, with the initial meeting, the “Meetings”). In preparation for its deliberations at each Meeting, the Board requested and reviewed written responses from Cambria to due diligence questionnaires circulated on the Board’s behalf relating to the New Fund. During its deliberations at each Meeting, the Board received an oral presentation from Cambria and was assisted by the advice of independent legal counsel.

In evaluating the Agreement, the Board reviewed information regarding Cambria’s personnel, operations, and financial condition. In addition, the Board considered the evaluation process of Cambria to be ongoing and, in this regard, the Board considered information about Cambria derived from prior meetings of the Board concerning Cambria’s performance and services with respect to other series of the Trust (the “Funds”) as part of the 15(c) review process for the New Fund. At each Meeting, the Board considered: (1) the nature, extent and quality of the services to be provided to the New Fund by Cambria; (2) the investment performance of Cambria with respect to existing Funds with similar investment strategies and other Funds with the same portfolio manager; (3) the costs of the services to be provided by Cambria and the expected profitability to Cambria to be derived from its relationship with the New Fund; (4) the advisory fee and total expense ratio of the New Fund compared to a relevant peer group of funds; (5) the extent to which economies of scale would be realized as the New Fund grows and whether the advisory fee would enable investors to share in the benefits of economies of scale; (6) benefits (such as soft dollars, if any) to be derived by Cambria and its affiliates from their relationship with the New Fund; (7) Cambria’s reputation, expertise and resources in the financial markets; (8) Cambria’s investment management personnel; (9) Cambria’s operations and financial condition; (10) Cambria’s compliance program; and (11) other factors the Board deemed relevant.

The discussion immediately below outlines in greater detail the materials and information presented to the Board in connection with its consideration and approval of the Agreement, and the conclusions made by the Board at the Meetings when determining to approve the Agreement for the New Fund.

Nature, Extent and Quality of Services. The Board reviewed the nature, quality and extent of the overall services to be provided by Cambria to the New Fund. In particular, the Board considered the responsibilities of Cambria under the terms of the Agreement, recognizing that Cambria had invested significant time and effort in structuring the Trust and the New Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”), arranging service providers, exploring various sales channels, and assessing the appeal for the New Fund’s investment strategy. In addition, the Board considered that Cambria is responsible for providing investment advisory services to the New Fund, monitoring compliance with the New Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services provided by Cambria in the oversight of the Trust’s distributor, administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of Cambria’s personnel, the professional qualifications and experience of the portfolio management team in managing assets, their experiences with Cambria’s services, and the adequacy of Cambria’s resources and financial condition. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services to be provided to the New Fund by Cambria.

Performance. The Board noted that, since the New Fund had not yet commenced investment operations, the New Fund had no investment performance. The Board considered, however, that Cambria has been relatively successful managing Funds with similar investment strategies and/or portfolio holdings. Representatives from Cambria provided information regarding and led discussions of factors that may impact the future performance of the New Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Board also discussed and considered the performance track record, investment experience, professional background and qualifications of the New Fund’s portfolio manager. The Board further noted that Cambria had performed extensive research on the strategies underlying the New Fund.

Comparative Fees and Expenses. The Board considered the New Fund’s proposed advisory fee in relation to the estimated costs of the advisory and related services to be provided by Cambria. The Trustees noted that the New Fund charges a unitary advisory fee through which, Cambria, not the New Fund, is responsible for paying many of the expenses necessary to service the New Fund, including the expenses of other service providers. In considering the advisory fee and expense ratio, the Board reviewed and considered the fees in light of the nature, quality and extent of the services to be provided by Cambria. Because the New Fund charges unitary advisory fees, the Board considered how the New Fund’s total expense ratio compared to those of the funds in its peer group, noting how differences between fund strategies might impact fees. After comparing expense ratios, the Board noted that the New Fund’s total expense ratio was slightly higher, but generally consistent, with the range of total expense ratios charged by its peer group of funds. The Board also considered Cambria’s representation that it would continue to monitor the New Fund’s expense ratio, as compared to those of its peer group, and seek to ensure that the New Fund remains competitive. Based on its review, in the context of its full deliberations, the Board concluded for the New Fund that the proposed advisory fee appeared reasonable in light of the services to be rendered.

72	www.cambriafunds.com

Cambria ETF Trust	Approval of Advisory Agreement & Board Considerations
October 31, 2020 (Unaudited)

Costs and Profitability. The Board then considered the estimated profits to be realized by Cambria in connection with providing services to the New Fund. The Board noted that since the New Fund had not yet launched, it was difficult to estimate how profitable the New Fund would be to Cambria. The Board, however, reviewed estimated profit and loss information provided by Cambria with respect to the New Fund. In particular, the Board noted Cambria’s representation of its long-term commitment to the success of the New Fund and the unitary fee structure under which Cambria bears the risk that the New Fund’s expenses may increase. The Board further considered the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses Cambria pays in accordance with the Agreement. Based on its review, in the context of its full deliberations, the Board concluded that Cambria’s expected profitability with respect to the New Fund appeared reasonable in light of the services Cambria will render to the New Fund.

Other Benefits. The Board then considered the extent to which Cambria will derive ancillary benefits from the New Fund’s operations. The Board discussed the potential benefits to Cambria resulting from its ability to use the New Fund’s assets to engage in soft dollar transactions. The Board noted that Cambria did not have any affiliates that would benefit from the New Fund’s operations. The Board also reviewed the degree to which Cambria may receive compensation from the New Fund based upon the New Fund’s investment in other Funds.

Economies of Scale. The Board next considered the absence of breakpoints in Cambria’s fee schedule for the New Fund and whether economies of scale would be realized by the New Fund as its assets grow larger. The Board determined that it is difficult to predict when economies of scale might be realized for Cambria and the New Fund, which had not launched yet. The Board, thus, determined to monitor potential economies of scale, as well as the appropriateness of introducing breakpoints, as assets managed by the New Fund grow larger.

Conclusion. In approving the Agreement at each of the Meetings, the Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreement with respect to the New Fund at each Meeting.

Semi-Annual Report | October 31, 2020	73

Cambria ETF Trust	Trustees and Officers
October 31, 2020 (Unaudited)

Number of Funds in
Name, Address and	Position(s) Held with Trust, Term of Office, and	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships
Year of Birth[1]	Length of Time Served[2]	During the Past 5 Years	Trustee	Held by Trustee
INTERESTED TRUSTEE[3]
Mebane Faber	Chairperson of the Board,	Co-Founder and Chief	12	None.
YOB: 1977	Trustee and President of the	Investment Officer (2006 –
	Trust since 2018; Vice	present), Chief Executive
	President of the Trust	Officer (2018 – present),
	(2013 – 2018); no set Term	Cambria Investment
Management, L.P.
INDEPENDENT TRUSTEES
Dennis G. Schmal	Trustee since 2013;	Self-employed consultant	12	Director, AssetMark Mutual Funds
YOB: 1947	no set term	(since 2003).		(since 2007); Trustee, Wells Fargo GAI
Hedge Funds (2007 – 2019); Director
and Chairman, Owens Realty Mortgage
Inc. (real estate) (2013 – 2019);
Director, Blue Calypso (e-commerce)
(2015 – 2018); Director, Merriman
Holdings Inc. (financial services) (2003 –
2016); Director and Chairman, Pacific
Metrics Corporation (educational
services) (2005 – 2014).
Michael Venuto	Trustee since 2019;	CIO, Toroso Investments, LLC	12	None.
YOB: 1977	no set term	(since 2012).

[1]	Unless otherwise noted, the business address of each Trustee is Cambria ETF Trust, 2321 Rosecrans Avenue, Suite 3225, El Segundo, CA 90245. Trustees oversee 12 Funds in the Cambria ETF Trust.
[2]	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Trust Instrument.
[3]	Denotes Trustee who is deemed to be an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his employment with and ownership interest in Cambria.

74	www.cambriafunds.com

Cambria ETF Trust	Trustees and Officers
October 31, 2020 (Unaudited)

Name, Address	Position(s) Held with Trust,
and Age[4]	Term of Office, and Length of Time Served[5]	Principal Occupation(s) During Past 5 Years
OFFICERS[6]
Jonathan Keetz	Vice President since Nov. 2020; no set term	Vice President, Cambria Investment Management, L.P.
YOB: 1988		(since 2015).
Douglas Tyre	Chief Compliance Officer since May 2018; no set term	Compliance Director, Cipperman Compliance Services, LLC
YOB: 1980		(since 2014).
Kelly McEwen[7]	Treasurer and Principal Financial Officer since Sept. 2020;	Fund Controller (since Aug. 2019) and Vice President (since
YOB: 1984	no set term	Apr. 2020), ALPS Fund Services, Inc.; Assistant Director,
Invesco Ltd. (2019); Assistant Vice President,
OppenheimerFunds, Inc. (2015 – 2019).

[4]	Unless otherwise noted, the business address of each officer is Cambria ETF Trust, 2321 Rosecrans Avenue, Suite 3225, El Segundo, CA 90245.
[5]	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Trust Instrument.
[6]	Officers oversee 12 Funds in the Cambria ETF Trust.
[7]	The business address for Ms. McEwen is ALPS Fund Services, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Semi-Annual Report | October 31, 2020	75

Cambria ETF Trust	Supplemental Information
October 31, 2020 (Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund generally fluctuates in response to changes in its NAV, as well as market supply and demand. The data represented in the table below represents past performance and cannot be used to predict future results.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of a NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

	Market Price	Market Price Cumulative	Market Price,
	One Year Total Return	Inception Date Return	End of Period
Cambria Shareholder Yield ETF	-4.62%	–	$ 34.72
Cambria Foreign Shareholder Yield ETF	-10.65%	–	19.70
Cambria Global Value ETF	-28.69%	–	15.90
Cambria Global Momentum ETF	-5.96%	–	23.64
Cambria Global Asset Allocation ETF	-0.28%	–	26.24
Cambria Value and Momentum ETF	-13.20%	–	17.41
Cambria Sovereign Bond ETF	-0.29%	–	24.45
Cambria Emerging Shareholder Yield ETF	-6.54%	–	28.06
Cambria Tail Risk ETF	7.63%	–	21.50
Cambria Trinity ETF	-7.56%	–	22.08
Cambria Cannabis ETF	-31.96%	–	10.96
Cambria Global Real Estate ETF	–	-3.79%	24.88

76	www.cambriafunds.com

Cambria ETF Trust	Supplemental Information
October 31, 2020 (Unaudited)

FUND PROXY VOTING POLICIES & PROCEDURES

The Funds’ policies and procedures used to determine how to vote proxies relating to portfolio securities are available, without charge and upon request, by calling 855–ETF–INFO (383–4636). This information is also available on the SEC’s website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12–month period ended June 30, is also available without charge and upon request, by calling 855–ETF–INFO (383–4636) or accessing the Trust’s Forms N–PX on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file complete schedules of their portfolio holdings with the SEC for the first and third fiscal quarters on Form N-PORT. Copies of the Funds’ Form N-PORT reports are available, without charge and upon request, by calling 855–ETF–INFO (383–4636). This information is also available on the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the most recently completed calendar quarters since that year end (or the life of the Fund, if shorter) are available on the Funds’ website at www.cambriafunds.com.

Semi-Annual Report | October 31, 2020	77

Investment Adviser:

Cambria Investment Management, L.P.

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

Distributor:

ALPS Distributors Inc.

1290 Broadway Suite 1000

Denver, CO 80203

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

This information must be preceded or accompanied by a current prospectus.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(a)(3)	None.

(a)(4)	None.

(b)	Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

	(Registrant)	Cambria ETF Trust

By:	(Signature and Title)	/s/ Mebane Faber
Mebane Faber
President

Date:	January 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)	/s/ Mebane Faber
Mebane Faber
President

Date:	January 7, 2021

By:	(Signature and Title)	/s/ Kelly McEwen
Kelly McEwen
Principal Financial Officer

Date:	January 7, 2021